UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

The schedule of investments as of June 30, 2005 is filed herewith.

SunAmerica Core Bond Fund

PORTFOLIO OF INVESTMENTS - June 30, 2005 — (Unaudited)

Security Description	Principal Amount/Shares/Warrants	Value (Note 1)
Asset-Backed Securities — 6.2%
Banks — 0.3%
Banc of America Commercial Mtg., Inc., Series 2005-3, Class AJ
4.77% due 07/10/43(1)(2)(9)	$500,000	$502,524

Financial Services — 5.9%
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005 Pwr8, Class B
4.82% due 06/11/41(1)	1,000,000	1,003,250
Bear Stearns Commercial Mtg. Securities, Inc. Commercial Mtg. Certificates, Series 3 2001-Top4, Class A
5.61% due 11/15/33(1)	100,000	106,311
Bear Stearns Commercial Mtg. Securities, Inc. Commercial Mtg. Certificates, Series 1999-C1, Class A2
6.02% due 02/14/31(1)	525,000	554,091
DLJ Commercial Mtg. Corp. Commercial Mtg. Certificates, Series 1999-CG3, Class A1B
7.34% due 10/10/32(1)	1,000,000	1,115,558
GS Mortgage Securities Corp. II, Series 2005-GG4 Class AJ
4.78% due 07/10/39(1)	500,000	504,232
Honda Auto Receivables Owner Trust Asset Backed Notes, Series 2002-4, Class A4
2.70% due 03/17/08	2,000,000	1,982,817
Honda Auto Receivables Owner Trust Asset Backed Notes, Series 2003-3, Class A4
2.77% due 11/21/08	1,000,000	981,429
Morgan Stanley Dean Witter Capital I Commercial Mtg. Certificates, Series 2002-Top1, Class A4
6.66% due 02/15/33(1)	1,850,600	2,044,829
Morgan Stanley Dean Witter Capital I Commercial Mtg. Certificates, Series 2000-LIF2, Class A 2
7.20% due 10/15/33(1)	2,125,000	2,378,947
Residential Funding Mtg. Securities II, Series 2004 HI1, Class A3 Series 2004 HI1, Class A3
3.05% due 07/25/16	1,100,000	1,082,828

		11,754,292

Total Asset-Backed Securities (cost $12,275,507)		12,256,816

BONDS & NOTES — 31.8%
Aerospace & Military Technology — 0.6%
Raytheon Co. Debentures
6.40% due 12/15/18	562,000	638,412
Raytheon Co. Notes
6.75% due 08/15/07	596,000	625,250

		1,263,662

Automotive — 1.0%
Daimlerchrysler North America Holding Corp. Sr. Notes
4.88% due 06/15/10	200,000	199,080
Dana Corp. Sr. Notes
5.85% due 01/15/15	25,000	22,000
Dominion Resources, Inc. Sr. Notes, Series B
5.95% due 06/15/35	220,000	227,879
Ford Motor Co. Bonds
6.38% due 02/01/29	232,000	178,877
Ford Motor Co. Notes
7.45% due 07/16/31	350,000	292,186
Hertz Corp. Sr. Notes
4.70% due 10/02/06	517,000	506,302
Hertz Corp. Notes
6.90% due 08/15/14	358,000	332,827
Hertz Corp. Notes
7.63% due 06/01/12	145,000	142,471
Navistar International Corp. Sr. Notes
6.25% due 03/01/12*	7,000	6,755

		1,908,377

Banks — 2.8%
American Express Centurion Bank Notes
3.40% due 11/16/09(3)	337,000	336,574
BankBoston Capital Trust IV Guaranteed Capital Securities
3.97% due 06/08/28(3)	622,000	599,368
BB&T Corp. Sub. Notes
4.90% due 06/30/17	152,000	152,395
Chemical Bank Sub. Notes
6.13% due 11/01/08	359,000	380,015
Credit Suisse First Boston New York Sub. Notes
6.50% due 05/01/08*	337,000	355,974
First Maryland Capital II Guaranteed Sub. Capital Income Securities
4.06% due 08/01/05(3)	508,000	496,018
Key Bank NA Sub. Notes
7.00% due 02/01/11	249,000	279,926
M & I Marshall & Ilsley Bank
4.85% due 06/16/15	380,000	384,295
PNC Funding Corp. Guaranteed Sr. Notes
5.75% due 08/01/06	565,000	573,464
Popular North America, Inc. Notes
4.25% due 04/01/08	614,000	614,051
Rabobank Capital Fund II
5.26% due 12/31/13*(2)	670,000	689,260
Sovereign Bank Certificate Of Deposit
4.00% due 02/01/08	562,000	556,995
Wells Fargo & Co. Notes
3.51% due 09/15/05(3)	205,000	205,088

		5,623,423

Broadcasting & Media — 2.1%
Affinity Group, Inc. Sr. Sub. Notes
9.00% due 02/15/12	155,000	156,937
Charter Communications Holdings, LLC Sr. Notes
11.13% due 01/15/11	500,000	373,750
Comcast Cable Communications Sr. Notes
6.20% due 11/15/08	195,000	206,221
Cox Communications, Inc. Notes
5.50% due 10/01/15	197,000	201,001
Cox Communications, Inc. Debentures
7.63% due 06/15/25	232,000	275,189
Cox Communications, Inc. Notes
7.75% due 11/01/10	917,000	1,038,282
Liberty Media Corp. Sr. Notes
4.91% due 09/15/05(3)	254,000	255,565
Paxson Communications Corp. Guaranteed Sr. Sub. Notes
12.25% due 01/15/09	400,000	374,000
Time Warner Entertainment Co. LP Sr. Debentures
8.38% due 03/15/23	499,000	638,015
Time Warner, Inc. Debentures
7.63% due 04/15/31	220,000	274,756
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
10.00% due 03/01/11	375,000	356,250

		4,149,966

Business Services — 0.7%
American Standard, Inc. Bonds
5.50% due 04/01/15*	246,000	253,456
PHH Corp. Notes
6.00% due 03/01/08	562,000	579,303
Seitel, Inc. Sr. Notes
11.75% due 07/15/11	250,000	273,750
Service Corp. International Sr. Notes
6.75% due 04/01/16	165,000	168,713

		1,275,222

Chemicals — 1.2%
BCI US Finance Corp. Sr. Sec. Notes
8.78% due 07/15/10*(3)	475,000	473,813
Dow Chemical Co. Debentures
7.38% due 03/01/23	432,000	538,488
EOP Operating LP Notes
7.50% due 04/19/29	440,000	528,057
ICI North America, Inc. Debentures
8.88% due 11/15/06	42,000	44,392
Lubrizol Corp. Senior Notes
5.88% due 12/01/08	210,000	218,753
Rohm & Haas Co. Sr. Debentures
7.85% due 07/15/29	394,000	536,959

		2,340,462

Computers & Business Equipment — 0.0%
Activant Solutions, Inc. Sr. Notes
9.09% due 04/01/10*(3)	80,000	82,800

Conglomerate — 0.2%
Ingersoll-Rand Co., Ltd.
4.75% due 05/15/15	351,000	354,293

		354,293

Energy Services — 0.1%
Hanover Compressor Co. Guaranteed Senior Notes
9.00% due 06/01/14	250,000	266,250

Energy Sources — 1.3%
Devon Energy Corp. Sr. Notes
2.75% due 08/01/06	421,000	413,691
Encore Acquisition Co. Sr. Sub. Notes
6.00% due 07/15/15*	117,000	114,847
Encore Acquisition Co. Sr. Sub. Notes
6.25% due 04/15/14	68,000	68,850
Encore Acquisition Co. Guaranteed Sr. Notes
8.38% due 06/15/12	25,000	27,125
Enterprise Products Operating LP Sr. Notes
4.00% due 10/15/07	236,000	233,642
Enterprise Products Operating LP Sr. Notes
4.95% due 06/01/10	245,000	246,153
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/10	202,814	215,906
Nexen, Inc. Notes
5.88% due 03/10/35	242,000	245,947
Pemex Project Funding Master Trust Guaranteed Notes
8.63% due 02/01/22	363,000	447,397
Pennzoil Co. Debentures
10.25% due 11/01/05	132,000	134,505
Pioneer Natural Resources Co. Sr. Notes
5.88% due 07/15/16	210,000	211,776
Valero Energy Corp. Notes
7.50% due 04/15/32	232,000	286,362

		2,646,201

Financial Services — 7.2%
Capital One Financial Corp. Notes
7.13% due 08/01/08	380,000	407,952
Caterpillar Financial Services Corp. Sr. Notes
4.30% due 06/01/10	380,000	380,496
Caterpillar Financial Services Corp. Notes
4.70% due 03/15/12	409,000	416,516
Chukchansi Economic Development Authority Sr. Notes
14.50% due 06/15/09*	500,000	611,250
Citigroup, Inc. Subordinated Notes
5.00% due 09/15/14	351,000	359,054
Citigroup, Inc. Global Notes
5.85% due 12/11/34	488,000	539,456
Consolidated Communications Holdings Sr. Notes
9.75% due 04/01/12*	375,000	392,813
Ford Motor Credit Co. Sr. Notes
4.95% due 01/15/08	562,000	536,104
Ford Motor Credit Co. Notes
5.70% due 01/15/10	258,000	237,964
Ford Motor Credit Co. Sr. Notes
6.63% due 06/16/08	471,000	465,182
Ford Motor Credit Co. Notes
7.00% due 10/01/13	150,000	143,922
Foster’s Finance Corp. Notes
5.88% due 06/15/35*	220,000	221,105
General Electric Capital Corp. Notes
2.80% due 01/15/07	579,000	568,840
General Electric Capital Corp. Notes
5.38% due 03/15/07	562,000	574,180
General Motors Acceptance Corp. Notes
6.75% due 12/01/14	71,000	63,522
General Motors Acceptance Corp. Notes
6.88% due 08/28/12	125,000	114,427
General Motors Acceptance Corp. Sr. Notes
7.00% due 02/01/12	612,000	564,153
General Motors Acceptance Corp. Bonds
8.00% due 11/01/31	634,000	565,746
Glencore Funding, LLC Guaranteed Notes
6.00% due 04/15/14*	198,000	189,862
Goldman Sachs Group, Inc. Sr. Notes
4.50% due 06/15/10	380,000	381,227
HSBC Finance Corp. Notes
5.00% due 06/30/15	380,000	382,967
HSBC Finance Corp. Notes
6.38% due 10/15/11	562,000	614,456
J.P. Morgan Chase & Co. Global Sub. Notes
6.63% due 03/15/12	428,000	476,477
John Deere Capital Corp. Notes
3.88% due 03/07/07	931,000	927,660
Morgan Stanley Global Sub. Notes
4.75% due 04/01/14	380,000	374,364
National Rural Utilities Cooperative Finance Corp. Secured Collateral Trust Bonds
3.88% due 02/15/08	448,000	445,537
NGC Corp. Capital Trust I Guaranteed Sub. Notes, Series B
8.32% due 06/01/27	375,000	328,125
Pricoa Global Funding I Notes
4.63% due 06/25/12*	190,000	191,298
Principal Life Global Funding Sec. Notes
5.13% due 06/28/07*	482,000	489,457
PX Escrow Corp. Sr. Sub. Disc. Notes
9.63% due 02/01/06(4)	150,000	145,500
Residential Capital Corp. Notes
6.38% due 06/30/10*	190,000	190,914
Sprint Capital Corp. Guaranteed Sr. Notes
6.88% due 11/15/28	623,000	715,130
Sprint Capital Corp. Guaranteed Notes
6.90% due 05/01/19	199,000	227,913
Transamerica Finance Corp. Sr. Notes
6.40% due 09/15/08	205,000	222,180
Verizon Global Funding Corp. Sr. Notes
7.75% due 12/01/30	584,000	754,089

		14,219,838

Food, Beverage & Tobacco — 0.4%
American Stores Co. Debentures
7.90% due 05/01/17	161,000	184,400
Coca-Cola Enterprises, Inc. Debentures
8.50% due 02/01/22	480,000	656,432

		840,832

Forest Products — 0.7%
Crown Cork & Seal Co., Inc. Debentures
8.00% due 04/15/23	160,000	156,000
Georgia-Pacific Corp. Sr. Notes
8.00% due 01/15/14	175,000	192,719
Packaging Corp. of America Sr. Notes
5.75% due 08/01/13	262,000	261,987
Pliant Corp. Sr. Sec. Notes
11.13% due 09/01/09	160,000	156,000
Weyerhaeuser Co. Notes
6.13% due 03/15/07	235,000	241,612
Weyerhaeuser Co. Debentures
6.88% due 12/15/33	304,000	338,516

		1,346,834

Health Services — 0.7%
Community Health Systems, Inc. Sr. Sub. Notes
6.50% due 12/15/12	225,000	228,937
Coventry Health Care, Inc. Sr. Notes
6.13% due 01/15/15	478,000	486,365
HCA, Inc. Sr. Notes
6.95% due 05/01/12	125,000	132,815
Psychiatric Solutions, Inc. Sr. Sub. Notes
7.75% due 07/15/15*	250,000	250,000
Tenet Healthcare Corp. Sr. Notes
6.50% due 06/01/12	350,000	332,500
Triad Hospitals, Inc. Sr. Sub. Notes
7.00% due 11/15/13	25,000	25,688

		1,456,305

Insurance — 2.0%
Allstate Corp. Sr. Notes
5.55% due 05/09/35	440,000	455,308
Americo Life, Inc. Notes
7.88% due 05/01/13*	318,000	340,111
Assurant, Inc. Sr. Notes
6.75% due 02/15/34	227,000	259,363
Fidelity National Financial, Inc. Notes
7.30% due 08/15/11	776,000	824,554
ING Security Life Institutional Funding Notes
2.70% due 02/15/07*	578,000	562,738
Kingsway America Inc. Guaranteed Sr. Notes
7.50% due 02/01/14	319,000	338,611
Metlife, Inc. Sr. Notes
5.70% due 06/15/35	220,000	226,793
MIC Financing Trust I Pass-Thru Certificates
8.38% due 02/01/27*	176,000	184,453
Ohio Casualty Corp. Notes
7.30% due 06/15/14	521,000	572,994
Willis Group North America, Inc. Sr. Notes
5.63% due 07/15/15	190,000	191,222

		3,956,147

Leisure & Tourism — 1.6%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2
6.82% due 05/23/11	525,000	499,908
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1
7.20% due 01/02/19	157,665	157,922
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B
7.63% due 01/02/15(5)†	950,432	795,102
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1
8.71% due 01/02/19	140,821	146,405
Continental Airlines, Inc. Pass-Thru Certificates, Series 1998-1, Class A
6.65% due 09/15/17	58,017	57,250
Continental Airlines, Inc. Pass-Thru Certificates, Series 1997-4, Class A
6.90% due 01/02/18	81,106	80,655
Delta Airlines, Inc. Sr. Notes
10.00% due 08/15/08	225,000	86,625
Hilton Hotels Corp. Sr. Notes
7.95% due 04/15/07	680,000	718,768
MGM Mirage, Inc. Sr. Notes
5.88% due 02/27/14	325,000	315,656
Riviera Holdings Corp. Guaranteed Sr. Notes
11.00% due 06/15/10#	125,000	138,125
Seneca Gaming Corp. Sr. Notes
7.25% due 05/01/12*	25,000	25,844
United Airlines, Inc. Pass-Thru Certificates, Series 2000-2, Class A1
7.03% due 10/01/10(5)(6)†	7,801	7,398
Worldspan LP Sr. 2nd Lien Sec. Notes
9.52% due 08/15/05*(3)	165,000	150,150

		3,179,808

Medical Products — 0.1%
MEDIQ/PRN Life Support Services, Inc. Sr. Notes
11.00% due 06/01/08†(8)(9)	10,000	0
Universal Hospital Services, Inc. Sr. Notes
10.13% due 11/01/11	150,000	151,500

		151,500

Metals & Minerals — 0.6%
Falconbridge, Ltd. Notes
6.20% due 06/15/35	440,000	436,486
Falconbridge, Ltd. Notes
8.38% due 02/15/11	606,000	703,492

		1,139,978

Metals & Mining — 0.3%
Alcan, Inc. Sr. Notes
5.75% due 06/01/35	220,000	223,784
Newmont Mining Corp. Notes
5.88% due 04/01/35	306,000	311,818

		535,602

Pharmaceuticals — 0.4%
Merck & Co., Inc. Notes
2.50% due 03/30/07	337,000	328,497
Wyeth Notes
6.95% due 03/15/11	320,000	357,623

		686,120

Real Estate Companies — 0.3%
EOP Operating LP Notes
8.38% due 03/15/06	583,000	600,239

Real Estate Investment Trusts — 0.1%
iStar Financial, Inc. Sr. Notes
6.05% due 04/15/15	195,000	201,589

Retail — 0.3%
Rent-Way, Inc. Sr. Notes
11.88% due 06/15/10	221,000	247,520
Wal-Mart Stores, Inc. Notes
4.00% due 01/15/10	435,000	432,214

		679,734

Retail Grocery — 0.1%
Albertson’s, Inc. Sr. Debentures
8.00% due 05/01/31	220,000	266,719

Telecommunications — 2.6%
Alltel Corp. Notes
4.66% due 05/17/07	440,000	443,454
American Cellular Corp., Series B Sr. Notes
10.00% due 08/01/11	470,000	477,050
Bellsouth Telecommunications, Inc. Debenture
5.85% due 11/15/45	750,000	768,957
Cingular Wireless Services Sr. Notes
7.35% due 03/01/06	787,000	804,198
Corning, Inc. Notes
5.90% due 03/15/14	185,000	190,118
GTE Corp. Debentures
6.94% due 04/15/28	670,000	774,301
Iridium, LLC Guaranteed Sr. Notes, Series C
11.25% due 07/15/05(5)†	25,000	3,938
LCI International, Inc. Sr. Notes
7.25% due 06/15/07	905,000	877,850
Qwest Corp. Debentures
7.13% due 11/15/43	750,000	633,750
Triton PCS, Inc. Guaranteed Sr. Notes
8.50% due 06/01/13	75,000	69,187

		5,042,803

Transportation — 1.5%
Burlington Northern Santa Fe Corp. Debentures
7.29% due 06/01/36	232,000	301,599
Burlington Northern Santa Fe Corp. Debentures
8.13% due 04/15/20	937,000	1,239,027
Norfolk Southern Corp. Notes
5.59% due 05/17/25	461,000	479,131
Ryder System, Inc. Notes
4.63% due 04/01/10	409,000	408,871
Yellow Roadway Corp. Sr. Notes
4.67% due 08/15/05*(3)	431,000	430,775

		2,859,403

Utilities — 2.9%
AES Corp. Sr. Notes
7.75% due 03/01/14	550,000	596,750
Consolidated Natural Gas Co. Sr. Notes
5.38% due 11/01/06	400,000	406,126
El Paso Production Holding Co. Guaranteed Sr. Notes
7.75% due 06/01/13	650,000	693,875
FirstEnergy Corp., Series B Sr. Notes, Series B
6.45% due 11/15/11	425,000	464,366
Florida Power Corp. 1st Mtg. Bonds
4.50% due 06/01/10	200,000	201,287
Georgia Power Co. Sr. Notes, Series G
6.20% due 02/01/06	318,000	322,040
Indianapolis Power & Light Co. 1st Mtg. Bonds
6.60% due 01/01/34*	228,000	265,009
KeySpan Corp. Sr. Notes
4.90% due 05/16/08	955,000	971,676
Old Dominion Electric Cooperative 1st Mtg. Bonds, Series A
5.68% due 12/01/28	289,000	306,065
Reliant Energy, Inc. Sr. Sec. Notes
6.75% due 12/15/14	125,000	122,188
Reliant Energy, Inc. Notes
9.50% due 07/15/13	275,000	305,250
TECO Energy, Inc. Sr. Notes
7.50% due 06/15/10	48,000	52,320
Virginia Electric & Power Co. Notes
4.10% due 12/15/08	381,000	377,670
Virginia Electric & Power Co., Sr. Notes, Series A
5.75% due 03/31/06	416,000	421,286
Westar Energy, Inc. 1st Mtg. Bonds
5.88% due 07/15/36	220,000	220,183

		5,726,091

Total Bonds & Notes (cost $61,892,199)		62,800,198

CONVERTIBLE BONDS — 0.8%
Leisure & Tourism — 0.0%
Six Flags, Inc.
4.50% due 05/15/15	75,000	73,406

Utilities — 0.8%
Calpine Corp.
4.75% due 11/15/23	2,275,000	1,626,625

Total Convertible Bonds (cost $1,674,236)		1,700,031

FOREIGN BONDS & NOTES — 8.5%
Banks — 0.4%
BNP Paribas Sub. Notes
5.19% due 06/29/15*(2)	133,000	134,465
HBOS Treasury Services, PLC Notes
3.50% due 11/30/07*	731,000	721,642

		856,107

Broadcasting & Media — 0.4%
Grupo Televisa SA Sr. Notes
6.63% due 03/18/25*	380,000	383,800
Telenet Group Holding NV Sr. Disc. Notes
11.50% due 06/15/14*(4)	575,000	447,063

		830,863

Business Services — 0.1%
SCL Terminal Aereo Santiago SA Sr. Secured Notes
6.95% due 07/01/12*	76,789	81,286

Conglomerate — 0.7%
Tyco International Group SA Participation Certificates
4.44% due 06/15/07*	544,000	545,084
Tyco International Group SA Guaranteed Sr. Notes
6.75% due 02/15/11	794,000	881,421

		1,426,505

Energy Sources — 0.5%
Calpine Corp. Sec. Notes
8.75% due 07/15/13*	150,000	111,000
Gazprom International SA Guaranteed Sr. Notes
7.20% due 02/01/20*	275,000	296,312
Nexen, Inc. Notes
7.88% due 03/15/32	251,000	316,429
Petro-Canada Sr. Notes
5.95% due 05/15/35	220,000	230,136

		953,877

Financial Services — 0.9%
CIT Group Funding Co. of Canada Sr. Notes
5.20% due 06/01/15*	195,000	197,202
Deutsche Telekom International Finance BV Guaranteed Bonds
8.75% due 06/15/30	502,000	679,697
International Finance Corp. Notes
4.00% due 06/15/10	390,000	391,179
Nationwide Building Society Sr. Notes
2.63% due 01/30/07*	578,000	565,763

		1,833,841

Food, Beverage & Tobacco — 0.3%
SABMiller, PLC Guaranteed Notes
6.63% due 08/15/33*	495,000	564,840

Forest Products — 0.1%
Abitibi-Consolidated, Inc. Debentures
8.55% due 08/01/10	175,000	182,438

Government Agency — 3.9%
Aries Vermogensverwaltungs GmbH Bonds
9.60% due 10/25/14	1,000,000	1,295,400
Federal Republic of Brazil Notes
11.00% due 04/15/14	601,629	616,249
Federal Republic of Brazil Bonds
11.00% due 08/17/40	780,000	938,340
Republic of Argentina Bonds
3.01% due 08/03/05	620,000	560,790
Republic of Turkey Notes
9.00% due 06/30/11	480,000	544,800
Republic of Venezuela Bonds
8.50% due 10/08/14	260,000	270,010
Russian Federation Bonds
5.00% due 03/31/07*(4)	1,575,000	1,759,500
United Kingdom Notes
2.25% due 07/08/08*	749,000	717,859
United Mexican States Notes
6.75% due 09/27/34	264,000	279,840
United Mexican States Notes
7.50% due 04/08/33	700,000	803,250

		7,786,038

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. Notes
8.25% due 10/01/15	175,000	165,375

Machinery — 0.1%
Atlas Copco AB Notes
6.50% due 04/01/08*	232,000	243,385

Metals & Mining — 0.3%
Barrick Gold Corp. Bonds
5.80% due 11/15/34	254,000	263,165
Noranda, Inc. Debentures
7.00% due 07/15/05	285,000	285,458

		548,623

Pharmaceuticals — 0.1%
Elan Finance, PLC Sr. Notes
7.75% due 11/15/11*	135,000	115,425

Retail Stores — 0.1%
Jean Coutu Group PJC, Inc. Sr. Sub. Notes
8.50% due 08/01/14	250,000	246,875

Telecommunications — 0.5%
TELUS Corp. Notes
7.50% due 06/01/07	743,000	786,020
TELUS Corp. Notes
8.00% due 06/01/11	161,000	188,290

		974,310

Total Foreign Bonds & Notes (cost $16,096,782)		16,809,788

U.S. GOVERNMENT OBLIGATIONS — 8.1%
U.S Treasury Bonds — 1.9%
5.38% due 02/15/31	2,207,000	2,604,260
6.88% due 08/15/25	134,000	180,376
7.25% due 08/15/22	726,000	987,927

		3,772,563

U.S. Treasury Notes — 6.2%
0.88% due 04/15/10 TIPS	1,044,205	1,018,425
2.00% due 08/31/05	2,000,000	1,996,016
2.00% due 01/15/14 TIPS	773,742	796,984
2.50% due 10/31/06	85,000	83,791
3.38% due 02/15/08	684,000	679,030
3.50% due 02/15/10	730,000	722,672
3.63% due 01/15/10	440,000	437,920
3.88% due 05/15/10	857,000	861,888
4.00% due 02/15/15	396,000	397,408
4.00% due 04/15/10	1,066,000	1,077,660
4.13% due 05/15/15	4,030,000	4,088,874
4.25% due 08/15/13	2,000	2,050

		12,162,718

Total U.S. Government Obligations (cost $16,124,839)		15,935,281

U.S. GOVERNMENT AGENCIES — 41.1%
Federal Farm Credit Bank — 0.3%
2.38% due 10/02/06	500,000	491,346

Federal Home Loan Bank — 0.8%
3.80% due 08/24/07	635,000	633,333
5.13% due 03/06/06	1,000,000	1,009,277

		1,642,610

Federal Home Loan Mortgage Corporation — 15.2%
3.63% due 02/15/08	1,000,000	994,338
3.75% due 03/03/08	1,740,000	1,736,999
4.13% due 07/12/10	1,658,000	1,663,427
4.50% due 01/15/14	1,000,000	1,020,410
4.50% due 11/01/18	2,738,529	2,728,356
4.50% due 02/01/19	2,062,479	2,055,089
5.00% due 10/01/33	57,575	57,667
5.00% due 03/01/34	1,369,899	1,371,634
5.00% due 05/01/34	1,026,182	1,027,482
5.00% due 06/01/34	3,301,889	3,306,072
5.50% due 02/01/18	695,618	714,344
5.50% due 10/01/33	1,525,991	1,548,670
5.50% due 01/01/35	2,954,170	2,997,292
5.75% due 04/15/08	1,000,000	1,049,744
6.00% due 02/01/32	48,521	49,835
6.00% due 11/01/33	2,992,410	3,070,412
6.50% due 08/01/16	14,821	15,423
6.50% due 06/01/32	229,493	238,074
6.50% due 08/01/32	1,645,668	1,706,192
6.50% due 02/01/33	191,125	198,154
6.88% due 09/15/10	554,000	627,012
7.00% due 03/01/12	11,358	11,890
7.00% due 11/01/16	70,886	74,198
7.50% due 04/01/31	409,634	438,614
7.50% due 12/01/31	1,021,511	1,093,780
8.00% due 10/01/29	17,884	19,270
8.00% due 07/01/30	5,730	6,170
8.00% due 08/01/30	14,694	15,824
8.00% due 10/01/30	28,421	30,605
8.00% due 11/01/30	42,990	46,295
8.00% due 12/01/30	97,841	105,362
8.00% due 01/01/31	89,116	95,966

		30,114,600

Federal National Mortgage Association — 24.5%
1.75% due 06/16/06	1,000,000	981,149
2.38% due 12/15/05	1,000,000	994,406
3.41% due 08/30/07	500,000	494,411
3.88% due 05/15/07	1,000,000	1,002,251
4.50% due 06/01/18	780,088	777,102
4.50% due 02/01/35	1,480,390	1,448,603
4.68% due 04/01/35(3)	3,950,727	3,972,493
5.00% due 06/01/18	2,115,980	2,141,344
5.00% due 09/01/18	668,330	676,341
5.00% due 10/01/18	1,445,948	1,463,280
5.00% due 11/01/18	1,149,872	1,163,655
5.00% due 11/01/33	54,683	54,760
5.00% due 03/01/34	6,285,282	6,292,063
5.50% due 12/01/19	1,130,532	1,161,279
5.50% due 12/01/33	7,083,105	7,186,498
5.50% due 03/01/34	888,244	900,915
5.50% due 07/01/34	2,617,020	2,654,351
5.50% due 09/01/34	954,372	967,986
6.00% due 12/01/16	941,853	974,126
6.00% due 05/01/17	166,585	172,298
6.00% due 12/01/33	3,569,886	3,661,292
6.00% due 08/01/34	2,822,294	2,896,379
6.00% due 10/01/34	2,178,344	2,234,049
6.27% due 11/01/07	49,919	51,601
6.31% due 02/01/08	145,424	150,450
6.34% due 01/01/08	17,177	17,819
6.43% due 01/01/08	18,118	18,835
6.50% due 03/01/17	476,765	496,543
6.50% due 04/01/29	71,213	73,956
6.50% due 02/01/32	461,186	478,084
6.50% due 07/01/32	227,156	235,480
6.63% due 11/15/30	1,000,000	1,297,708
6.98% due 06/01/07	4,946	5,050
7.00% due 09/01/10	2,493	2,614
7.00% due 07/01/11	151	158
7.00% due 11/01/11	1,724	1,807
7.00% due 05/01/12	2,696	2,826
7.00% due 06/01/12	4,600	4,821
7.00% due 09/01/12	2,575	2,699
7.00% due 10/01/12	556	583
7.00% due 07/01/13	2,781	2,914
7.00% due 04/01/28	14,565	15,387
7.00% due 10/01/28	1,708	1,804
7.00% due 09/01/31	880,997	929,266
7.04% due 03/01/07	10,152	10,476
7.50% due 10/01/10	113,448	119,445
7.50% due 11/01/14	7,162	7,541
7.50% due 05/01/15	4,725	5,003
7.50% due 06/01/15	78,342	82,958
7.50% due 07/01/15	35,843	37,955
7.50% due 08/01/15	12,376	13,105

		48,337,919

Government National Mortgage Association — 0.1%
6.50% due 06/15/29	89,411	93,530
7.00% due 12/15/22	65,649	69,867
7.00% due 08/15/29	63,017	66,773
8.00% due 04/15/30	17,343	18,746

		248,916

U.S. Government Agencies — 0.2%
Tennessee Valley Authority
4.65% due 06/15/35	468,000	468,816

Total U.S. Government Agencies (cost $80,522,497)		81,304,207

COMMON STOCK — 0.0%
Machinery — 0.0%
Manitowoc Co., Inc. (cost $261)	28	1,149

PREFERRED STOCK — 0.7%
Financial Services — 0.7%
General Electric Capital Corp. 4.50%(10)	34,000	851,700
Merrill Lynch & Co., Inc. 3.97%(3)	24,608	581,979

		1,433,679

Machinery — 0.0%
Fairfield Manufacturing Co., Inc. 11.25%†(7)(8)(9)	28	0

Total Preferred Stock (cost $1,481,292)		1,433,679

WARRANTS — 0.0%
Communication Equipment — 0.0%
Concentric Network Corp. Expires 12/15/07 (strike price $5.43)†(8)(9)	5	0

Telecommunications — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)†(8)(9)	50	0

Total Warrants (cost $0)		0

Total Long-Term Investment Securities (cost $190,067,613)		192,241,149

SHORT-TERM INVESTMENT SECURITIES — 2.6% UBS Finance 3.39% due 07/01/05(11)	5,000,000	5,000,000

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.08%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,421,120 and collateralized by $1,445,000 of Federal Home Loan Bank Bonds, bearing interest at 4.13%, due 02/15/08 and having an approximate value of $1,468,150 (cost $1,421,000)(11)	1,421,000	1,421,000

TOTAL INVESTMENTS — (cost $196,488,613)@	100.5%	198,662,149

Liabilities in excess of other assets	(0.5)	(970,579)

NET ASSETS—	100.0%	$197,691,570

#	Security represents an investment in an affiliated company
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $13,357,310 representing 6.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
TIPS—	Treasury Inflation Protected Securities
(1)	Collateralized Mortgage Obligation
(2)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(3)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Bond in default.
(6)	Company has filed Chapter 11 bankruptcy.
(7)	PIK (“Payment-in-Kind”) payment made with additional securities in lieu of cash.
(8)	Fair valued security.
(9)	Illiquid security.
(10)	Security is a “step-up” preferred stock where dividends rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2005.
(11)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS - June 30, 2005 — (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS — 20.0%
U.S Treasury Bonds — 10.6%
3.38% due 04/15/32	$16,437,750	$22,361,126

U.S. Treasury Notes — 9.4%
3.63% due 06/15/10(4)	20,000,000	19,912,500

Total U.S. Government Obligations (cost $42,436,964)		42,273,626

U.S. GOVERNMENT AGENCIES — 60.0%
Federal Farm Credit Bank — 3.0%
2.50% due 03/15/06	5,000,000	4,957,440
5.64% due 04/04/11	500,000	540,615
6.00% due 03/07/11	200,000	219,313
6.30% due 12/03/13	500,000	572,896

		6,290,264

Federal Home Loan Mortgage Corporation — 0.0%
8.00% due 06/01/08	14,848	15,069
8.25% due 07/01/06	1,482	1,490
8.50% due 05/01/08	1,511	1,544
100.00% due 07/01/05(2)(5)	77	77

		18,180

Federal National Mortgage Association — 0.9%
8.00% due 01/01/23	22,546	24,318
6.53% due 05/25/30	1,843,374	1,943,454
8.00% due 01/01/23	13,783	14,874
11.00% due 02/01/15	35	40
11.50% due 09/01/19	23,425	26,008

		2,008,694

Government National Mortgage Association — 49.6%
4.50% due 05/15/18	1,458,796	1,463,257
4.50% due 08/15/18	2,300,918	2,307,955
4.50% due 09/15/18	6,107,227	6,125,904
4.50% due 10/15/18	5,872,829	5,890,789
4.50% due 09/15/33	6,135,260	6,070,247
5.00% due 04/15/18	6,687,635	6,811,651
5.00% due 08/15/33	2,859,895	2,886,157
5.00% due 09/15/33	1,248,500	1,259,965
5.00% due 10/15/33	853,174	861,009
5.00% due 11/15/34	279,646	282,153
5.50% due 11/15/32	21,010	21,487
5.50% due 03/15/33	749,485	766,241
5.50% due 04/15/33	1,021,800	1,044,643
5.50% due 05/15/33	2,115,029	2,162,312
5.50% due 06/15/33	9,549,205	9,762,687
5.50% due 07/15/33	2,703,718	2,764,163
5.50% due 10/15/33	2,707,598	2,768,129
5.50% due 12/15/33	537,780	549,803
5.50% due 01/15/34	4,537,557	4,638,400
5.50% due 02/15/34	3,050,858	3,118,660
6.00% due 01/15/28	5,200	5,376
6.00% due 04/15/28	2,023,743	2,093,430
6.00% due 05/15/28	4,076	4,213
6.00% due 10/15/28	21,173	21,889
6.00% due 01/15/29	3,269	3,378
6.00% due 03/15/29	106,421	109,983
6.00% due 04/15/29	68,102	70,381
6.00% due 05/15/29	122,245	126,336
6.00% due 05/15/31	86,929	89,773
6.00% due 11/15/31	373,998	386,232
6.00% due 12/15/31	474,491	490,012
6.00% due 01/15/32	305,123	315,071
6.00% due 02/15/32	52,266	53,970
6.00% due 03/15/32	14,264	14,729
6.00% due 08/15/32	429,047	443,036
6.00% due 11/15/32	87,009	89,846
6.00% due 12/15/32	11,974	12,364
6.00% due 01/15/33	32,564	33,615
6.00% due 02/15/33	182,092	187,968
6.00% due 03/15/33	177,982	183,725
6.00% due 04/15/33	549,812	567,554
6.00% due 07/15/33	426,070	439,819
6.00% due 08/15/33	4,182,975	4,319,504
6.00% due 09/15/33	592,620	611,744
6.00% due 10/15/33	1,737,972	1,794,063
6.00% due 11/15/33	230,410	237,846
6.00% due 12/15/33	458,053	472,834
6.00% due 02/15/34	552,894	570,681
6.00% due 05/15/34	99,888	103,102
6.00% due 07/15/34	4,184,102	4,318,710
6.00% due 08/15/34	326,273	336,769
6.00% due 09/15/34	1,956,743	2,019,694
6.00% due 09/15/34	759,191	783,615
6.00% due 10/15/34	8,298,108	8,565,069
6.00% due 11/15/34	915,251	944,696
6.00% TBA due Dec.	7,000,000	7,218,750
6.50% due 02/15/29	30,078	31,464
6.50% due 05/15/31	48,754	50,979
6.50% due 06/15/31	90,525	94,654
6.50% due 07/15/31	132,064	138,089
6.50% due 08/15/31	114,429	119,649
6.50% due 09/15/31	228,056	238,459
6.50% due 10/15/31	618,605	646,826
6.50% due 11/15/31	22,644	23,677
6.50% due 12/15/31	46,916	49,056
6.50% due 01/15/32	67,345	70,409
6.50% due 02/15/32	661,485	691,582
6.50% due 02/15/32	491,792	514,169
6.50% due 06/15/32	283,103	295,984
7.00% due 07/15/23	54,850	58,358
7.00% due 10/15/23	169,201	180,020
7.00% due 09/15/25	382,402	406,510
7.00% due 03/20/29	31,364	33,076
7.00% due 06/20/29	5,329	5,620
7.00% due 11/20/30	138,477	145,988
7.50% due 04/15/17	17,251	18,533
7.50% due 08/15/23	305,709	329,679
7.50% due 09/15/23	938,513	1,012,099
7.50% due 10/15/23	26,370	28,438
8.00% due 11/15/06	988	1,006
8.00% due 02/15/08	1,357	1,407
9.00% due 12/15/16	109,137	118,944
11.00% due 08/20/15	320	354
11.00% due 09/20/15	742	821
11.50% due 03/15/13	24,956	27,925
11.50% due 06/15/13	12,574	14,024
11.50% due 05/20/15	4,128	4,612
12.50% due 09/15/14	7,998	9,044
13.00% due 01/15/11	3,569	4,023
13.00% due 02/15/11	5,306	5,980
13.00% due 03/15/11	287	324
13.00% due 04/15/11	614	692
13.00% due 09/15/13	5,529	6,269
13.00% due 10/20/14	4,262	4,810
13.00% due 11/15/14	869	988
13.00% due 02/20/15	1,403	1,579
13.50% due 02/15/13	12,625	14,424
15.00% due 01/15/12	525	610
15.00% due 02/15/12	1,239	1,438
15.00% due 06/15/12	13,334	15,474
15.00% due 09/15/12	727	844
15.50% due 09/15/11	40,103	46,492

		105,060,791

International Bank for Reconstruction and Development — 0.2%
5.00% due 03/28/06	350,000	353,386

Private Export Funding — 5.0%
5.87% due 07/31/08	10,000,000	10,565,760

Small Business Administration — 1.3%
6.30% due 06/01/18	2,690,730	2,832,526

Total U.S. Government Agencies (cost $125,840,112)		127,129,601

Total Long-Term Investment Securities (cost $168,277,076)		169,403,227

REPURCHASE AGREEMENTS — 25.7%
State Street Joint Repurchase Agreement Account(3)	19,424,000	19,424,000
UBS Warburg, Inc Joint Repurchase Agreement Account(1)(3)	35,000,000	35,000,000

Total Repurchase Agreements (cost $54,424,000)		54,424,000

TOTAL INVESTMENTS — (cost $222,701,076) @	105.7%	223,827,227

Liabilities in excess of other assets	(5.7)	(12,009,915)

NET ASSETS—	100.0%	$211,817,312

TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for TBA securities.
(2)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	The security or a portion thereof is out on loan (See Note 3).
(5)	Coupon rate includes prepayment penalty.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS - June 30, 2005 — (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 87.6%
Federal Farm Credit Bank — 3.0%
2.50% due 03/15/06(1)	$15,000,000	$14,872,320

Federal National Mortgage Association — 2.1%
5.00% due 01/25/18	10,000,000	10,096,279

Government National Mortgage Association — 82.3%
4.50% due 05/15/18	2,917,592	2,926,514
4.50% due 08/15/18	1,541,379	1,546,093
4.50% due 09/15/18	4,784,180	4,798,810
4.50% due 10/15/18	6,741,172	6,761,788
4.50% due 08/15/33	4,092,820	4,049,450
4.50% due 09/15/33	4,634,589	4,585,478
5.00% due 03/15/18	964,068	981,945
5.00% due 04/15/18	11,022,810	11,227,218
5.00% due 05/15/18	15,203,655	15,485,592
5.00% due 01/15/33	23,649	23,866
5.00% due 05/15/33	18,242	18,407
5.00% due 08/15/33	4,140,541	4,178,564
5.00% due 09/15/33	3,517,140	3,549,438
5.00% due 10/15/33	8,717,044	8,797,094
5.00% due 04/15/34	89,860	90,665
5.00% due 05/15/34	215,115	217,043
5.00% due 11/15/34	956,791	965,369
5.00% due 12/15/34	954,988	963,550
5.50% due 06/15/29	8,887	9,100
5.50% due 12/15/32	1,212,406	1,239,922
5.50% due 01/15/33	696,327	711,894
5.50% due 02/15/33	3,139,644	3,209,834
5.50% due 03/15/33	1,818,145	1,858,791
5.50% due 04/15/33	9,618,573	9,833,606
5.50% due 05/15/33	11,278,609	11,530,754
5.50% due 06/15/33	12,354,689	12,631,389
5.50% due 07/15/33	637,051	651,293
5.50% due 08/15/33	4,251,606	4,346,655
5.50% due 09/15/33	565,560	578,204
5.50% due 10/15/33	10,548,879	10,784,710
5.50% due 12/15/33	11,362,106	11,616,117
5.50% due 01/15/34	16,371,493	16,735,333
5.50% due 02/15/34	2,091,690	2,138,176
5.50% TBA due July	110,000,000	112,303,180
5.50% TBA due July	20,000,000	20,393,760
6.00% due 11/15/23	9,722	10,067
6.00% due 01/15/24	9,255	9,578
6.00% due 07/15/28	6,443	6,660
6.00% due 12/15/28	314,514	325,141
6.00% due 01/15/29	1,190,717	1,230,564
6.00% due 02/15/29	1,199,006	1,239,131
6.00% due 03/15/29	785,679	811,971
6.00% due 04/15/29	2,159,389	2,231,749
6.00% due 05/15/29	229,666	237,352
6.00% due 06/15/29	710,632	734,413
6.00% due 07/15/29	369,081	381,432
6.00% due 08/15/29	32,176	33,253
6.00% due 10/15/29	240,026	248,059
6.00% due 04/15/31	24,816	25,628
6.00% due 07/15/31	42,930	44,334
6.00% due 10/15/31	134,625	139,029
6.00% due 11/15/31	2,298,961	2,374,161
6.00% due 12/15/31	1,077,784	1,113,038
6.00% due 01/15/32	1,071,008	1,105,928
6.00% due 02/15/32	96,325	99,466
6.00% due 03/15/32	653,807	675,124
6.00% due 07/15/32	177,502	183,289
6.00% due 08/15/32	2,718,797	2,807,656
6.00% due 09/15/32	1,783,267	1,841,410
6.00% due 10/15/32	301,439	311,268
6.00% due 11/15/32	12,513	12,921
6.00% due 12/15/32	224,665	231,990
6.00% due 01/15/33	2,485,942	2,566,165
6.00% due 02/15/33	4,657,615	4,807,918
6.00% due 03/15/33	2,076,633	2,143,647
6.00% due 04/15/33	2,420,155	2,498,255
6.00% due 05/15/33	1,867,774	1,928,048
6.00% due 06/15/33	1,910,550	1,972,204
6.00% due 08/15/33	2,924,535	3,018,911
6.00% due 10/15/33	706,507	729,306
6.00% due 11/15/33	1,375,736	1,420,131
6.00% due 12/15/33	4,436,528	4,579,697
6.00% due 01/15/34	3,334,663	3,441,944
6.00% due 02/15/34	18,656,847	19,257,063
6.00% due 03/15/34	775,764	800,721
6.00% due 04/15/34	7,457,175	7,697,082
6.00% due 05/15/34	114,718	118,408
6.00% due 06/15/34	646,648	667,452
6.00% due 07/15/34	5,961,861	6,153,662
6.00% due 08/15/34	389,854	402,396
6.00% due 11/15/34	802,038	827,841
6.00% due 01/15/35	104,277	107,624
6.00% TBA due July	22,000,000	22,687,500
6.50% due 03/15/28	41,736	43,704
6.50% due 08/15/28	84,406	88,361
6.50% due 12/15/28	1,765	1,848
6.50% due 01/15/29	7,860	8,222
6.50% due 02/15/29	2,912	3,046
6.50% due 03/15/29	173,476	181,468
6.50% due 04/15/29	2,748	2,875
6.50% due 05/15/29	22,298	23,337
6.50% due 06/15/29	66,325	69,380
6.50% due 07/15/29	9,322	9,751
6.50% due 10/15/29	10,185	10,655
6.50% due 08/15/31	535,656	560,092
6.50% due 09/15/31	34,361	35,928
6.50% due 10/15/31	567,799	593,701
6.50% due 11/15/31	380,950	398,329
6.50% due 12/15/31	403,591	422,002
6.50% due 02/15/32	476,317	497,989
6.50% due 05/15/32	2,650,656	2,771,262
6.50% due 06/15/32	220,456	230,487
7.00% due 03/15/23	143,499	152,675
7.00% due 01/20/24	1,205	1,275
7.00% due 03/20/24	1,227	1,299
7.00% due 07/20/25	6,990	7,396
7.00% due 09/15/25	166,069	176,539
7.00% due 01/20/29	73,106	77,097
7.00% due 02/20/29	14,729	15,533
7.00% due 06/20/29	26,424	27,866
7.00% due 07/20/29	98,576	103,958
7.00% due 09/20/29	9,773	10,307
7.00% due 10/20/29	19,625	20,697
7.00% due 11/20/29	6,940	7,319
7.00% due 03/20/30	9,075	9,567
7.00% due 06/20/30	20,425	21,533
7.00% due 08/20/30	51,033	53,801
7.00% due 09/20/30	43,851	46,229
7.00% due 10/20/30	61,735	65,083
8.00% due 11/15/26	353,302	382,286
8.00% due 12/15/29	33,602	36,332
8.00% due 01/15/30	986	1,066
8.00% due 04/15/30	50,827	54,938
8.00% due 05/15/30	8,372	9,050
8.00% due 08/15/30	79,962	86,430
8.50% due 03/15/17	42,970	46,881
8.50% due 05/15/21	88,894	97,718
8.50% due 12/15/22	149,808	164,872
8.50% due 01/15/23	152,297	167,828
8.50% due 09/15/24	58,051	64,030
9.00% due 07/15/16	90,787	98,945
9.00% due 10/15/16	20,683	22,541

		406,013,717

Small Business Administration — 0.2%
6.30% due 06/01/18	896,910	944,175

Total U.S. Government Agencies (cost $431,110,042)		431,926,491

Total Long-Term Investment Securities - 87.6% (cost $431,110,042)		431,926,491

SHORT-TERM INVESTMENT SECURITIES — 8.1%
United States Treasury Bills
2.75% due 07/28/05(1) (cost $39,917,500)	40,000,000	39,917,500

REPURCHASE AGREEMENTS — 35.1%
State Street Bank & Trust Co. Joint Repurchase Agreement Account(1)(2)	56,467,000	56,467,000
UBS Securities, LLC Joint Repurchase Agreement Account (1)(2)	117,000,000	117,000,000

Total Repurchase Agreements (cost $173,467,000)		173,467,000

TOTAL INVESTMENTS — (cost $644,494,542) @	130.8%	645,310,991

Liabilities in excess of other assets	(30.8)	(151,980,872)

NET ASSETS—	100.0%	$493,330,119

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for TBA securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - June 30, 2005 — (Unaudited)

Security Description		Principal Amount**/Shares/Rights/Warrants	Value (Note 1)
Asset-Backed Securities — 1.7%
Commercial Mtg. Asset Trust Commercial Mtg. Certificates, Series 1999-C1, Class C
7.35% due 07/10/05(1)		$1,200,000	$1,417,711
DLJ Commercial Mtg. Corp. Commercial Mtg. Certificates, Series 1998-CF2, Class S
0.77% due 07/01/05(1)(2)(3)		6,480,048	166,704
DLJ Commercial Mtg. Corp. Commercial Mtg. Certificates, Series 1998-CG1, Class S
0.83% due 07/01/05(1)(2)(3)		7,585,334	155,668
Mid-State Trust Asset Backed Notes, Series 6, Class A1
7.34% due 07/01/35		760,545	813,446
PNC Mtg. Securities Corp. Mtg. Certificates, Series 1992-2, Class DB3
6.91% due 07/01/05(2)(4)		309,394	309,828

Total Asset-Backed Securities Cost ($2,578,395)			2,863,357

BONDS & NOTES — 27.6%
Aerospace & Military Technology — 0.2%
DeCrane Aircraft Holdings Guaranteed Sr. Sub. Notes, Series B
12.00% due 09/30/08		175,000	89,250
Raytheon Co. Debentures
6.40% due 12/15/18		67,000	76,109
Raytheon Co. Notes
6.75% due 08/15/07		113,000	118,546

			283,905

Apparel & Textiles — 0.0%
Warnaco, Inc. Sr. Notes
8.88% due 06/15/13		50,000	55,250

Automotive — 1.0%
American Axle & Manufacturing, Inc. Sr. Notes
5.25% due 02/11/14		175,000	154,000
BREED Technologies, Inc. Guaranteed Sr. Sub. Notes
9.25% due 04/15/08(5)(6)†		500,000	0
Daimlerchrysler North America Holding Corp. Sr. Notes
4.88% due 06/15/10		38,000	37,825
Dana Corp. Sr. Notes
5.85% due 01/15/15		225,000	198,000
Diamond Triumph Auto Glass, Inc. Guaranteed Sr. Sub. Notes
9.25% due 01/01/08(6)(12)		100,000	70,000
Dominion Resources, Inc. Sr. Notes, Series B
5.95% due 06/15/35		55,000	56,970
Exide Corp. Term Loan
10.00% due 03/15/25(6)(12)†		225,000	0
Ford Motor Co. Bonds
6.38% due 02/01/29		44,000	33,925
Ford Motor Co. Notes
7.45% due 07/16/31		1,225,000	1,022,650
Hertz Corp. Notes
6.90% due 08/15/14		44,000	40,906
Hertz Corp. Notes
7.63% due 06/01/12		17,000	16,703
Navistar International Corp. Sr. Notes
6.25% due 03/01/12		23,000	22,195
Stanadyne Corp. Sr. Sub. Notes
10.00% due 08/15/14		50,000	47,250

			1,700,424

Banks — 0.5%
American Express Centurion Bank Notes
3.40% due 07/18/05(7)		40,000	39,950
BB & T Corp. Sub. Notes
4.90% due 06/30/17		40,000	40,104
Chemical Bank Sub. Notes
6.13% due 11/01/08		63,000	66,688
Credit Suisse First Boston New York Sub. Notes
6.50% due 05/01/08*		40,000	42,252
M & I Marshall & Ilsley Bank Sub. Notes
4.85% due 06/16/15		100,000	101,130
PNC Funding Corp. Guaranteed Sr. Notes
5.75% due 08/01/06		85,000	86,273
Popular North America, Inc. Notes
4.25% due 04/01/08		108,000	108,009
Rabobank Capital Fund II Bonds*
5.26% due 12/31/13(2)		151,000	155,341
Sovereign Bank Notes
4.00% due 02/01/08		67,000	66,403
Suntrust Bank Bonds
5.40% due 04/01/20		72,000	74,758
US Bank NA Notes
3.90% due 08/15/08		85,000	84,511
Wells Fargo & Co. Notes
3.51% due 09/15/05(7)		36,000	36,016

			901,435

Broadcasting & Media — 2.9%
Adelphia Communications Corp. Sr. Notes
10.25% due 06/15/11(5)†		50,000	44,875
Affinity Group, Inc. Sr. Sub. Notes
9.00% due 02/15/12*		300,000	303,750
Charter Communications Holdings, LLC Sr. Notes
9.63% due 11/15/09		925,000	691,437
Charter Communications Holdings, LLC Sr. Disc. Notes
9.92% due 04/01/11(8)		125,000	91,250
Charter Communications Holdings, LLC Sr. Notes
10.00% due 05/15/11		75,000	54,750
Charter Communications Holdings, LLC Sr. Notes
10.25% due 01/15/10		25,000	18,563
Charter Communications Holdings, LLC Sr. Notes
10.75% due 10/01/09		450,000	347,625
Charter Communications Holdings, LLC Sr. Notes
11.13% due 01/15/11		800,000	598,000
Coleman Cable, Inc. Sr. Notes
9.88% due 10/01/12*		50,000	44,500
Comcast Cable Communications Sr. Notes
6.20% due 11/15/08		44,000	46,532
Cox Communications, Inc. Notes
5.50% due 10/01/15		37,000	37,751
Cox Communications, Inc. Debentures
7.63% due 06/15/25		163,000	193,344
Cox Communications, Inc. Notes
7.75% due 11/01/10		110,000	124,549
Fisher Communications, Inc. Sr. Notes
8.63% due 09/15/14		150,000	159,188
Haights Cross Operating Co. Guaranteed Sr. Notes
11.75% due 08/15/11		150,000	163,875
Insight Communications Co., Inc. Sr. Sub. Disc. Notes
12.25% due 02/15/11(8)		275,000	275,687
Liberty Media Corp. Notes
5.70% due 05/15/13		125,000	116,263
Paxson Communications Corp. Guaranteed Sr. Sub. Notes
12.25% due 01/15/09(8)		600,000	561,000
Salem Communications Holding Corp. Guaranteed Sr. Sub. Notes
7.75% due 12/15/10		50,000	52,000
Sinclair Broadcast Group, Inc. Sr. Sub. Notes
8.00% due 03/15/12		25,000	25,625
Telex Communications, Inc. Sr. Sec. Notes
11.50% due 10/15/08		50,000	53,375
Time Warner Entertainment Co. LP Sr. Debentures
8.38% due 03/15/23		198,000	253,160
Time Warner, Inc. Debentures
7.63% due 04/15/31		55,000	68,689
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
8.75% due 01/15/14		125,000	110,625
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
10.00% due 03/01/11		525,000	498,750

			4,935,163

Building Materials — 0.1%
Dayton Superior Corp. Sr. Sec. Notes
10.75% due 09/15/08		75,000	78,000
Texas Industries, Inc. Sr. Notes
7.25% due 07/15/13		50,000	51,250

			129,250

Business Services — 0.8%
American Standard, Inc. Bonds
5.50% due 04/01/15*		43,000	44,303
Davita, Inc. Sr. Sub. Notes
7.25% due 03/15/15*		100,000	102,750
Di Finance/DynCorp International Sr. Sub. Notes
9.50% due 02/15/13*		125,000	116,250
Mobile Mini, Inc. Sr. Notes
9.50% due 07/01/13		100,000	110,625
Monitronics International, Inc. Sr. Sub. Notes
11.75% due 09/01/10		275,000	286,000
PHH Corp. Notes
6.00% due 03/01/08		67,000	69,063
Seitel, Inc. Sr. Notes
11.75% due 07/15/11		375,000	410,625
Service Corp. International Sr. Notes
6.75% due 04/01/16		75,000	76,688
Waste Management, Inc. Sr. Notes
7.13% due 10/01/07		85,000	89,920

			1,306,224

Chemicals — 0.6%
BCI US Finance Corp. Sr. Sec. Notes
8.78% due 07/15/05*(7)		100,000	99,750
Dow Chemical Co. Debentures
7.38% due 03/01/23		97,000	120,911
EOP Operating LP Notes
7.50% due 04/19/29		110,000	132,014
Equistar Chemicals LP Notes
8.75% due 02/15/09		75,000	78,938
Equistar Chemicals LP Sr. Notes
10.63% due 05/01/11		175,000	193,156
Lubrizol Corp. Sr. Notes
5.88% due 12/01/08		55,000	57,293
Lyondell Chemical Co. Guaranteed Sr. Sec. Notes
9.50% due 12/15/08		50,000	53,187
Phosphate Resource Partners LP Sr. Notes
7.00% due 02/15/08		125,000	131,094
Rockwood Specialties Group, Inc. Sr. Sub. Notes
7.50% due 11/15/14*		75,000	74,437
Rockwood Specialties Group, Inc. Sr. Sub. Notes
10.63% due 05/15/11		75,000	82,687

			1,023,467

Communication Equipment — 0.2%
Rural Cellular Corp. Sr. Sub. Notes
9.63% due 05/15/08		125,000	120,625
Rural Cellular Corp. Sr. Sub. Notes
9.75% due 01/15/10		250,000	232,500

			353,125

Computers & Business Equipment — 0.1%
Activant Solutions, Inc. Sr. Notes
9.09% due 04/01/10*(7)		100,000	103,500

Conglomerate — 0.0%
Ingersoll-Rand Co., Ltd. Guaranteed Notes
4.75% due 05/15/15		79,000	79,741

Electronics — 0.0%
Sanmina-SCI Corp. Sr. Sub. Notes
6.75% due 03/01/13*		75,000	71,625

Energy Services — 0.2%
Frontier Oil Corp. Sr. Notes
6.63% due 10/01/11		50,000	51,500
Hanover Compressor Co. Sub. Notes
11.00% due 03/31/07		25,000	22,000
Oslo Seismic Services, Inc. 1st Mtg. Notes
8.28% due 06/01/11		197,728	210,312
Pride International, Inc. Sr. Notes
7.38% due 07/15/14		50,000	54,875

			338,687

Energy Sources — 1.7%
Belden & Blake Corp. Sec. Notes
8.75% due 07/15/12		75,000	73,500
Chesapeake Energy Corp. Sr. Notes
6.25% due 01/15/18*		200,000	197,000
Chesapeake Energy Corp. Sr. Notes
6.63% due 01/15/16*		25,000	25,813
Chesapeake Energy Corp. Guaranteed Sr. Notes
7.75% due 01/15/15		25,000	27,000
Citgo Petroleum Corp. Sr. Notes
6.00% due 10/15/11		75,000	74,813
Colorado Interstate Gas Co. Debentures
6.85% due 06/15/37		150,000	154,606
ConocoPhillips Sr. Notes
7.00% due 03/30/29		125,000	156,857
Costilla Energy, Inc. Sr. Notes
10.25% due 10/01/06(5)(6)(12)†		500,000	0
Devon Energy Corp. Sr. Notes
2.75% due 08/01/06		111,000	109,073
Encore Acquisition Co. Sr. Sub. Notes
6.00% due 07/15/15		75,000	73,620
Encore Acquisition Co. Sr. Sub. Notes
6.25% due 04/15/14		50,000	50,625
Encore Acquisition Co. Guaranteed Sr. Notes
8.38% due 06/15/12		75,000	81,375
Enterprise Products Operating LP Sr. Notes
4.00% due 10/15/07		62,000	61,381
Enterprise Products Operating LP Sr. Notes
4.95% due 06/01/10		53,000	53,249
EXCO Resources, Inc. Guaranteed Notes
7.25% due 01/15/11		50,000	50,000
FPL Group Capital, Inc. Notes
4.09% due 02/16/07		120,000	119,963
Mission Energy Holding Co. Sr. Sec. Notes
13.50% due 07/15/08		1,125,000	1,335,937
Pioneer Natural Resources Co. Sr. Notes
5.88% due 07/15/16		55,000	55,465
Roseton Danskammer Guaranteed Pass-Thru Certificates, Series B
7.67% due 11/08/16		150,000	144,000
Valero Energy Corp. Notes
7.50% due 04/15/32		44,000	54,310

			2,898,587

Financial Services — 5.4%
AAC Group Holding Corp. Sr. Notes
10.25% due 10/01/12*(8)		100,000	67,500
Affinity Group, Inc. Sr. Sub. Notes
10.00% due 02/15/15*		125,000	133,125
Arch Western Finance, LLC Sr. Notes
6.75% due 07/01/13		125,000	129,062
Borden United States Finance Corp. Sr. Sec. Notes
9.00% due 07/15/14*		75,000	76,312
Capital One Financial Corp. Notes
7.13% due 08/01/08		100,000	107,356
Caterpillar Financial Services Corp. Sr. Notes
4.30% due 06/01/10		100,000	100,131
Caterpillar Financial Services Corp. Notes
4.70% due 03/15/12		72,000	73,323
Chukchansi Economic Development Authority Sr. Notes
14.50% due 06/15/09*		500,000	611,250
Citigroup, Inc. Global Notes
5.85% due 12/11/34		111,000	122,704
Citigroup, Inc. Sr. Notes
5.88% due 03/15/06		85,000	86,159
Consolidated Communications Holdings Sr. Notes
9.75% due 04/01/12*		200,000	209,500
Countrywide Home Loans, Inc. Guaranteed Bonds
5.50% due 08/01/06		101,000	102,518
ESI Tractebel Acquisition Corp. Guaranteed Bonds
7.99% due 12/30/11		223,000	237,073
Ford Motor Credit Co. Sr. Notes
4.95% due 01/15/08		67,000	63,913
Ford Motor Credit Co. Notes
5.70% due 01/15/10		58,000	53,496
Ford Motor Credit Co. Sr. Notes
6.63% due 06/16/08		123,000	121,481
Ford Motor Credit Co. Notes
7.00% due 10/01/13		550,000	527,713
Foster’s Finance Corp. Notes
5.88% due 06/15/35		55,000	55,276
General Electric Capital Corp. Notes
5.38% due 03/15/07		67,000	68,452
General Motors Acceptance Corp. Notes
6.75% due 12/01/14		225,000	201,302
General Motors Acceptance Corp. Notes
6.88% due 08/28/12		425,000	389,052
General Motors Acceptance Corp. Sr. Notes
7.00% due 02/01/12		145,000	133,664
General Motors Acceptance Corp. Bonds
8.00% due 11/01/31		1,775,000	1,583,909
Glencore Funding, LLC Guaranteed Notes
6.00% due 04/15/14*		37,000	35,479
Goldman Sachs Group, Inc. Sr. Notes
4.50% due 06/15/10		100,000	100,323
H & E Equipment Services, LLC Guaranteed Sr. Sec. Notes
11.13% due 06/15/12		125,000	137,812
Hilcorp Finance Co. Sr. Notes
10.50% due 09/01/10*		325,000	359,125
HSBC Finance Corp. Notes
5.00% due 06/30/15		100,000	100,781
HSBC Finance Corp. Notes
6.38% due 10/15/11		67,000	73,253
GCP iPCS, Inc. Notes
14.00% due 07/15/10(6)(12)†		2,075,000	0
John Deere Capital Corp. Notes
3.88% due 03/07/07		164,000	163,412
MedCath Holdings Corp. Sr. Notes
9.88% due 07/15/12		175,000	195,562
Morgan Stanley Global Sub. Notes
4.75% due 04/01/14		100,000	98,517
Muzak Finance Corp. Guaranteed Sr. Sub. Notes
9.88% due 03/15/09		75,000	36,187
National Rural Utilites Cooperative Finance Corp. Secured Collateral Trust Bonds
3.88% due 02/15/08		85,000	84,533
Nexstar Finance Holdings, LLC Guaranteed Sr. Disc. Notes
11.38% due 04/01/13(8)		400,000	300,500
NGC Corp. Capital Trust I Guaranteed Sub. Notes, Series B
8.32% due 06/01/27		1,225,000	1,071,875
PCA, LLC Sr. Notes
11.88% due 08/01/09		325,000	227,500
Pricoa Global Funding I Notes
4.63% due 06/25/12		50,000	50,342
Principal Life Global Funding Sec. Notes
5.13% due 06/28/07*		85,000	86,315
PX Escrow Corp. Sr. Sub. Disc. Notes
9.63% due 02/01/06(8)		125,000	121,250
Residential Capital Corp. Notes
6.38% due 06/30/10		50,000	50,241
Sprint Capital Corp. Guaranteed Sr. Notes
6.88% due 11/15/28		113,000	129,711
Sprint Capital Corp. Guaranteed Notes
6.90% due 05/01/19		38,000	43,521
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
11.50% due 06/01/10		162,000	184,680
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
12.88% due 10/15/08		75,000	88,500
TIAA Global Markets Notes
4.13% due 11/15/07*		44,000	43,983
Transamerica Finance Corp. Sr. Notes
6.40% due 09/15/08		36,000	39,017
Verizon Global Funding Corp. Sr. Notes
7.75% due 12/01/30		132,000	170,445

			9,247,135

Food, Beverage & Tobacco — 0.8%
American Stores Co. Debentures
7.90% due 05/01/17		77,000	88,192
Coca-Cola Enterprises, Inc. Debentures
8.50% due 02/01/22		78,000	106,670
Le Natures, Inc. Sr. Sub. Notes
10.00% due 06/15/13		75,000	78,750
North Atlantic Holding Co., Inc. Sr. Disc. Notes
12.25% due 03/01/14(8)		250,000	67,500
North Atlantic Trading Co., Inc. Sr. Notes
9.25% due 03/01/12		150,000	113,250
Stater Brothers Holdings, Inc. Sr. Notes
8.13% due 06/15/12		450,000	438,750
Wornick Co. Sr. Sec. Notes
10.88% due 07/15/11		450,000	456,750

			1,349,862

Forest Products — 0.9%
Boise Cascade LLC Sr. Notes
6.02% due 07/15/05*(7)		125,000	126,250
Caraustar Industries, Inc. Notes
7.38% due 06/01/09		25,000	24,875
Caraustar Industries, Inc. Guaranteed Sr. Sub. Notes
9.88% due 04/01/11		50,000	50,375
Constar International, Inc. Sr. Notes
6.64% due 08/15/05*(7)		75,000	71,625
Crown Cork & Seal Co., Inc. Debentures
8.00% due 04/15/23		400,000	390,000
FiberMark, Inc. Sr. Notes
9.38% due 10/15/06(5)†		550,000	357,500
FiberMark, Inc. Sr. Notes
10.75% due 04/15/11(5)†		125,000	78,750
Georgia-Pacific Corp. Sr. Notes
8.00% due 01/15/14		125,000	137,657
Packaging Corp. of America Sr. Notes
5.75% due 08/01/13		16,000	15,999
Pliant Corp. Sr. Sub. Notes
13.00% due 06/01/10		250,000	202,500
Weyerhaeuser Co. Notes
6.13% due 03/15/07		85,000	87,391
Weyerhaeuser Co. Debenture
6.88% due 12/15/33		68,000	75,721

			1,618,643

Health Services — 1.0%
Concentra Operating Corp. Sr. Sub. Notes
9.13% due 06/01/12		125,000	132,500
Coventry Health Care, Inc. Sr. Notes
6.13% due 01/15/15		57,000	57,998
Genesis Healthcare Corp. Sr. Sub. Notes
8.00% due 10/15/13		75,000	81,187
HCA, Inc. Notes
6.38% due 01/15/15		450,000	466,924
HCA, Inc. Notes
6.75% due 07/15/13		200,000	210,948
Pediatric Services Of America, Inc. Guaranteed Sr. Sub. Notes(6)
10.00% due 04/15/08		25,000	25,250
Psychiatric Solutions, Inc. Sr. Sub. Notes
7.75% due 07/15/15		67,000	67,000
Psychiatric Solutions, Inc. Guaranteed Sr. Sub. Notes
10.63% due 06/15/13		67,000	74,370
Team Health, Inc. Sr. Sub. Notes
9.00% due 04/01/12		225,000	234,000
Tenet Healthcare Corp. Sr. Notes
6.50% due 06/01/12		125,000	118,750
Tenet Healthcare Corp. Sr. Notes
9.25% due 02/01/15*		100,000	103,750
Triad Hospitals, Inc. Sr. Sub. Notes
7.00% due 11/15/13		75,000	77,063
US Oncology, Inc. Sr. Sub. Notes
10.75% due 08/15/14		125,000	136,250

			1,785,990

Household & Personal Products — 0.2%
Procter & Gamble Co. Bonds
2.00% due 06/21/10	JPY	39,000,000	376,823
Revlon Consumer Products Corp. Sr. Sub. Notes
8.63% due 02/01/08		25,000	23,687

			400,510

Insurance — 0.4%
Allstate Corp. Sr. Notes
5.55% due 05/09/35		110,000	113,827
Americo Life, Inc. Notes
7.88% due 05/01/13*		38,000	40,642
Assurant, Inc. Sr. Notes
6.75% due 02/15/34		51,000	58,271
Crum & Forster Holdings Corp. Sr. Notes
10.38% due 06/15/13		125,000	135,625
Fidelity National Financial, Inc. Notes
7.30% due 08/15/11		73,000	77,568
Metlife, Inc. Sr. Notes
5.70% due 06/15/35		55,000	56,698
MIC Financing Trust I Pass-Thru Certificates
8.38% due 02/01/27*		123,000	128,908
Ohio Casualty Corp. Notes
7.30% due 06/15/14		100,000	109,980
Willis Group North America, Inc. Sr. Notes
5.63% due 07/15/15		50,000	50,321

			771,840

Internet Content — 0.0%
Spheris, Inc. Sr. Sub. Notes
11.00% due 12/15/12*		50,000	48,500

Leisure & Tourism — 3.1%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2
6.82% due 05/23/11		350,000	333,272
American Airlines, Inc. Pass-Thru Certificates, Series 1991 B1
9.71% due 01/30/07*		67,618	63,223
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-2
6.88% due 07/02/09		272,576	262,676
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1
7.20% due 01/02/19		80,854	80,986
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B
7.63% due 01/02/15(5)†		751,504	628,686
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1
8.71% due 01/02/19		321,878	334,640
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class C
8.77% due 01/02/11(5)†		62,428	33,927
Atlas Air, Inc. Pass-Thru Certificates Series 2000-1, Class B
9.06% due 07/02/17		552,091	520,948
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C
6.95% due 08/02/09		128,295	103,996
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1
7.73% due 03/15/11		45,376	33,312
Continental Airlines, Inc. Secured Pass-Thru Certificates, Series 2000-2, Class B
8.31% due 10/02/19		68,966	57,345
Delta Airlines, Inc. Series 2000 1 Pass-Thru Certificate Class 2A
7.57% due 11/18/10		450,000	423,345
Delta Airlines, Inc. Sr. Notes
9.50% due 11/18/08*		175,000	142,625
Delta Airlines, Inc. Sr. Notes
10.00% due 08/15/08		525,000	202,125
Eldorado Resorts, LLC Sr. Notes
9.00% due 04/15/14(6)		425,000	425,000
Hilton Hotels Corp. Sr. Notes
7.95% due 04/15/07		82,000	86,675
Hollywood Casino Shreveport Capital Corp. Guaranteed Sr. Sec. Notes
13.00% due 08/01/06(5)†		400,000	326,000
Host Marriott LP Sr. Notes
6.38% due 03/15/15*		150,000	148,500
Riviera Holdings Corp. Guaranteed Sr. Notes
11.00% due 06/15/10#		135,000	149,175
Seneca Gaming Corp. Sr. Notes
7.25% due 05/01/12		75,000	77,531
True Temper Sports, Inc. Guaranteed Sr. Sub. Notes
8.38% due 09/15/11		200,000	185,500
Turning Stone Casino Resort Sr. Notes
9.13% due 12/15/10*		75,000	79,313
Waterford Gaming, LLC Sr. Notes
8.63% due 09/15/12*		199,000	210,442
Worldspan LP Sr. 2nd Lien Sec. Notes
9.52% due 08/15/05*(7)		400,000	364,000

			5,273,242

Machinery — 0.2%
Dresser Rand Group, Inc. Sr. Sub. Notes
7.38% due 11/01/14*		100,000	104,000
Huntsman Advanced Materials, LLC Sr. Sec. Notes
11.00% due 07/15/10		175,000	197,750
Park Ohio Industries, Inc. Sr. Sub. Notes
8.38% due 11/15/14*		75,000	66,938
Venture Holdings Co., LLC Guaranteed Sr. Sub. Notes
11.00% due 06/01/07(5)(16)†		100,000	250

			368,938

Medical Products — 0.3%
CDRV Investors, Inc. Sr. Disc. Notes
9.63% due 01/01/15*(8)		125,000	61,250
Encore Med IHC, Inc. Sr. Sub. Notes
9.75% due 10/01/12		75,000	72,750
Inverness Medical Innovations, Inc. Sr. Sub. Notes
8.75% due 02/15/12		200,000	198,500
Universal Hospital Services, Inc. Sr. Notes
10.13% due 11/01/11		175,000	176,750

			509,250

Metals & Mining — 0.5%
Allegheny Technologies, Inc. Notes
8.38% due 12/15/11		75,000	77,625
Associated Materials, Inc. Sr. Disc. Notes
11.25% due 03/01/14(8)		275,000	174,625
Chaparrel Steel Co. Sr. Notes
10.00% due 07/15/13*		75,000	75,375
CSN Islands IX Corp. Guaranteed Notes
10.00% due 01/15/15*		50,000	54,000
CSN Islands VIII Corp. Guaranteed Sr. Notes
9.75% due 12/16/13*		200,000	216,000
Newmont Mining Corp. Notes
5.88% due 04/01/35		204,000	207,878
Renco Metals, Inc. Guaranteed Sr. Notes
11.50% due 07/01/03(5)(6)(12)(15)(16)†		500,000	0
Ryerson Tull, Inc. Sr. Notes
8.25% due 12/15/11		100,000	87,000

			892,503

Pharmaceuticals — 0.3%
Curative Health Services, Inc. Sr. Notes
10.75% due 05/01/11		150,000	112,500
Merck & Co., Inc. Notes
2.50% due 03/30/07		40,000	38,991
NeighborCare, Inc. Guaranteed Sr. Sub. Notes
6.88% due 11/15/13		225,000	235,125
Wyeth Notes
6.95% due 03/15/11		58,000	64,819

			451,435

Real Estate Companies — 0.0%
EOP Operating LP Notes
8.38% due 03/15/06		70,000	72,070

Real Estate Investment Trusts — 0.4%
iStar Financial, Inc. Sr. Notes
6.05% due 04/15/15		44,000	45,487
National Health Investors, Inc. Notes
7.30% due 07/16/07		100,000	103,778
Omega Healthcare Investors, Inc. Sr. Notes
7.00% due 04/01/14		25,000	25,188
Senior Housing Properties Trust Sr. Notes
8.63% due 01/15/12		202,000	225,735
Trustreet Properties, Inc. Sr. Notes
7.50% due 04/01/15*		225,000	230,062

			630,250

Restaurants — 0.4%
Denny’s Holdings, Inc. Sr. Notes
10.00% due 10/01/12		200,000	208,000
Sbarro, Inc. Sr. Notes
11.00% due 09/15/09		394,000	395,970

			603,970

Retail — 0.6%
Albertson’s, Inc. Sr. Debentures
8.00% due 05/01/31		55,000	66,680
Alderwoods Group, Inc. Sr. Notes
7.75% due 09/15/12*		50,000	53,062
Carriage Services, Inc. Notes
7.88% due 01/15/15*		162,000	170,910
Collins & Aikman Floor Cover Guaranteed Sr. Notes
9.75% due 02/15/10		75,000	77,625
General Nutrition Centers, Inc. Sr. Sub. Notes
8.50% due 12/01/10		50,000	40,000
Rent-Way, Inc. Sr. Notes
11.88% due 06/15/10		242,000	271,040
Saks, Inc. Guaranteed Notes
7.00% due 12/01/13		75,000	75,000
Saks, Inc. Guaranteed Notes
9.88% due 10/01/11		150,000	162,375
Wal-Mart Stores, Inc. Notes
4.00% due 01/15/10		29,000	28,814

			945,506

Telecommunications — 1.7%
Alaska Communications Holdings, Inc. Guaranteed Sr. Notes
9.88% due 08/15/11		82,000	86,920
Alltel Corp. Notes
4.66% due 05/17/07		53,000	53,416
American Cellular Corp., Series B Sr. Notes
10.00% due 08/01/11		450,000	456,750
Bellsouth Telecommunications, Inc. Debentures
5.85% due 11/15/45		188,000	192,752
Cincinnati Bell, Inc. Notes
7.25% due 06/15/23		25,000	23,625
Cincinnati Bell, Inc. Sr. Sub. Notes
8.38% due 01/15/14		25,000	25,625
Cingular Wireless Services Sr. Notes
7.35% due 03/01/06		94,000	96,054
Citizens Communications Co. Debentures
7.45% due 07/01/35		153,000	133,981
Corning, Inc. Notes
5.90% due 03/15/14		48,000	49,328
GTE Corp. Debentures
6.94% due 04/15/28		166,000	191,842
Intelsat, Ltd Sr. Disc. Notes
9.25% due 02/01/15*(8)		150,000	100,125
LCI International, Inc. Sr. Notes
7.25% due 06/15/07		1,100,000	1,067,000
Qwest Corp. Debentures
7.13% due 11/15/43		125,000	105,625
Qwest Corp. Debentures
7.25% due 10/15/35		100,000	88,750
Triton PCS, Inc. Guaranteed Sr. Notes
8.50% due 06/01/13		25,000	23,062
TSI Telecommunications Services, Inc. Guaranteed Sr. Sub. Notes
12.75% due 02/01/09		50,000	55,437
US West Communications, Inc. Debentures
7.50% due 06/15/23		25,000	23,063
Valor Telecommunications Sr. Notes
7.75% due 02/15/15*		100,000	98,250

			2,871,605

Transportation — 0.5%
Burlington Northern Santa Fe Corp. Debentures
7.29% due 06/01/36		44,000	57,200
Burlington Northern Santa Fe Corp. Debentures
8.13% due 04/15/20		162,000	214,218
Norfolk Southern Corp. Notes
5.59% due 05/17/25		168,000	174,608
Petroleum Helicopters, Inc. Guaranteed Sr. Notes, Series B
9.38% due 05/01/09		50,000	52,625
Progress Rail Services Corp. Sr. Notes
7.75% due 04/01/12*		100,000	101,500
Ryder System, Inc. Notes
4.63% due 04/01/10		72,000	71,977
Ultrapetrol Bahamas, Ltd. 1st Mtg. Notes
9.00% due 11/24/14		125,000	110,625
Yellow Roadway Corp. Sr. Notes
4.67% due 08/15/05(7)		97,000	96,949

			879,702

Utilities — 2.6%
AES Corp. Sr. Sub. Debentures
8.88% due 11/01/27		150,000	164,250
Cincinnati Bell Telephone Co. Guaranteed Notes
7.18% due 12/15/23		50,000	50,000
Cincinnati Bell Telephone Co. Guaranteed Notes
7.20% due 11/29/23		225,000	220,500
Consolidated Natural Gas Co. Sr. Notes
5.38% due 11/01/06		105,000	106,608
El Paso Natural Gas Co. Sr. Notes
7.63% due 08/01/10		100,000	105,570
El Paso Natural Gas Co. Debentures
8.63% due 01/15/22		325,000	379,082
El Paso Production Holding Co. Guaranteed Sr. Notes
7.75% due 06/01/13		625,000	667,188
Ferrellgas LP Sr. Notes
6.75% due 05/01/14		225,000	217,125
FirstEnergy Corp. Sr. Notes, Series B
6.45% due 11/15/11		103,000	112,540
Florida Power Corp. 1st Mtg. Bond
4.50% due 06/01/10		38,000	38,244
KeySpan Corp. Sr. Notes
4.90% due 05/16/08		239,000	243,173
Mirant Corp. Sr. Notes
7.90% due 07/15/09(5)*†		1,675,000	1,373,500
Pacific Energy Partners LP Sr. Notes
7.13% due 06/15/14		135,000	140,569
Reliant Energy, Inc. Sr. Sec. Notes
6.75% due 12/15/14		50,000	48,875
Reliant Energy, Inc. Notes
9.50% due 07/15/13		50,000	55,500
Sempra Energy Sr. Notes
4.62% due 05/17/07		53,000	53,250
Tiverton/Rumford Power Assoc., Ltd. Guaranteed Notes
9.00% due 07/15/18*		124,172	102,442
Transcontinental Gas Pipe Line Corp. Sr. Notes
8.88% due 07/15/12		25,000	29,750
Westar Energy, Inc. 1st Mtg. Bonds
5.88% due 07/15/36		55,000	55,046
Williams Cos, Inc. Notes
7.88% due 09/01/21		300,000	341,250

			4,504,462

Total Bonds & Notes (cost $49,822,658)			50,269,153

CONVERTIBLE BONDS — 1.0%
Broadcasting & Media — 0.1%
Citadel Broadcasting Corp. Sub. Notes
1.88% due 02/15/11		125,000	96,406

Energy Services — 0.0%
Unisource Energy Corp. Sr. Notes
4.50% due 03/01/35*		25,000	25,344

Health Services — 0.0%
Genesis Healthcare Corp. Sr. Sub Debentures
2.50% due 03/15/25*		75,000	80,344

Leisure & Tourism — 0.2%
Six Flags, Inc. Sr. Notes
4.50% due 05/15/15		375,000	367,031

Pharmaceuticals — 0.0%
Elan Capital Corp. Bonds
6.50% due 11/10/08		50,000	59,030

Utilities — 0.7%
Calpine Corp. Sr. Notes
4.75% due 11/15/23		1,275,000	911,625
Calpine Corp. Notes
7.75% due 06/01/15		200,000	203,500

			1,115,125

Total Convertible Bonds (cost $1,777,017)			1,743,280

FOREIGN BONDS & NOTES — 34.2%
Banks — 0.1%
BNP Paribas Sub. Notes
5.19% due 06/29/15(2)*		35,000	35,386
HBOS Treasury Services, PLC Notes
3.50% due 11/30/07*		88,000	86,873

			122,259

Broadcasting & Media — 0.6%
CF Cable TV, Inc. Sr. Notes
9.13% due 07/15/07		50,000	50,000
Corp. Interamericana De Entretenimiento SA Sr. Notes
8.88% due 06/14/15*		100,000	98,750
Grupo Televisa SA Sr. Notes
6.63% due 03/18/25		181,000	182,810
Rogers Cable, Inc. Sr. Sec. Priority Notes
6.25% due 06/15/13		50,000	49,875
Rogers Cable, Inc. Bonds
8.75% due 05/01/32		50,000	56,750
Telenet Group Holding NV Sr. Disc. Notes
11.50% due 06/15/14*(8)		850,000	660,875

			1,099,060

Chemicals — 0.4%
Rhodia SA Sr. Sub. Notes
8.88% due 06/01/11		625,000	601,563

Conglomerate — 0.1%
Tyco International Group SA Guaranteed Sr. Notes
6.75% due 02/15/11		186,000	206,479

Electronics — 0.1%
Celestica, Inc. Sr. Sub. Notes
7.63% due 07/01/13		50,000	50,125
Magnachip Semiconductor SA Sr. Sec. Notes
6.88% due 12/15/11*		50,000	49,000
Magnachip Semiconductor SA Sr. Sub. Notes
8.00% due 12/15/14*		50,000	48,000
STATS ChipPAC, Ltd. Sr. Notes
6.75% due 11/15/11		75,000	72,000

			219,125

Energy Services — 0.2%
ENI Coordination Center Guaranteed Notes
5.25% due 12/27/07	GBP	205,000	374,130

Energy Sources — 0.6%
Calpine Corp. Sec. Notes
8.75% due 07/15/13*		680,000	503,200
Nexen, Inc. Notes
7.88% due 03/15/32		176,000	221,878
North America Energy Partners, Inc. Sr. Notes
8.75% due 12/01/11		175,000	150,500
North America Energy Partners, Inc. Sr. Notes
9.00% due 05/15/10		175,000	176,750
Petro-Canada Sr. Notes
5.95% due 05/15/35		55,000	57,534

			1,109,862

Financial Services — 0.3%
Bluewater Finance, Ltd. Guaranteed Sr. Notes
10.25% due 02/15/12		175,000	187,250
CIT Group Funding Co. of Canada Sr. Notes
5.20% due 06/01/15*		44,000	44,497
Deutsche Telekom International Finance BV Guaranteed Bonds
8.75% due 12/15/05		132,000	178,725
International Finance Corp. Notes
4.00% due 06/15/10		88,000	88,266
Nationwide Building Society Sr. Notes
2.63% due 01/30/07*		85,000	83,200

			581,938

Food, Beverage & Tobacco — 0.2%
Diageo Capital, PLC Guaranteed Notes
4.38% due 05/03/10		88,000	88,457
SABMiller, PLC Guaranteed Notes
6.63% due 08/15/33*		179,000	204,255

			292,712

Forest Products — 0.5%
Abitibi-Consolidated, Inc. Debentures
8.55% due 08/01/10		375,000	390,937
Abitibi-Consolidated, Inc. Debentures
8.85% due 08/01/30		50,000	47,875
Stora Enso Oyj Notes
3.88% due 12/15/09	SEK	3,000,000	398,556
Tembec Industries, Inc. Sr. Notes
8.63% due 06/30/09		75,000	61,125

			898,493

Government Agencies — 29.1%
Aries Vermogensverwaltungs GmbH Bonds
9.60% due 10/25/14		1,250,000	1,619,250
Australia Commonwealth Bonds
6.75% due 11/15/06	AUD	1,365,000	1,060,113
Australia Commonwealth Bonds
7.50% due 09/15/09	AUD	1,240,000	1,028,286
Canadian Government Bonds
4.25% due 09/01/08	CAD	1,405,000	1,187,702
Canadian Government Debentures
5.00% due 06/01/14	CAD	430,000	382,550
Canadian Government Bonds
5.75% due 09/01/06	CAD	1,110,000	937,022
Colombia Republic Bonds
12.00% due 10/22/15	COP	912,000,000	409,229
Denmark Kingdom Bonds
6.00% due 11/15/11	DKK	4,860,000	943,462
Deutsche Bundesrepublik Bonds
5.63% due 01/04/28	EUR	200,000	315,344
Dutch Government Bonds
5.25% due 07/15/08	EUR	355,000	467,602
Federal Republic of Brazil Notes
4.31% due 10/17/05(6)		1,511,196	1,453,619
Federal Republic of Brazil Notes
7.88% due 03/07/15		170,000	172,975
Federal Republic of Brazil Notes
8.00% due 04/15/14		668,125	684,361
Federal Republic of Brazil Notes
8.00% due 04/15/14		765,230	783,825
Federal Republic of Brazil Bonds
8.25% due 01/20/34		180,000	176,040
Federal Republic of Brazil Bonds
8.88% due 10/14/19		110,000	116,600
Federal Republic of Brazil Bonds
8.89% due 04/15/24		145,000	150,800
Federal Republic of Brazil Bonds
10.13% due 05/15/27		245,000	283,833
Federal Republic of Brazil Notes
10.25% due 06/17/13		580,000	680,050
Federal Republic of Brazil Bonds
10.50% due 07/14/14		820,000	969,650
Federal Republic of Brazil Bonds
11.00% due 08/17/40		2,925,000	3,518,775
Federal Republic of Brazil Notes
11.00% due 01/11/12		600,000	712,500
Government of Japan
3.00% due 09/20/05	JPY	105,000,000	952,567
Kingdom of Sweden Bonds
4.50% due 08/12/15	SEK	15,480,000	2,243,573
Kingdom of Sweden Bonds
5.00% due 01/28/09	SEK	3,200,000	449,492
Republic of Argentina Bonds
3.01% due 08/03/05		1,960,000	1,772,820
Republic of Argentina Notes
5.25% due 03/31/09(8)		1,019,761	363,545
Republic of Argentina Notes
8.28% due 12/31/33		512,561	471,556
Republic of Colombia Notes
10.75% due 01/15/13		470,000	571,520
Republic of Ecuador Bonds
8.00% due 08/15/05(8)		1,450,000	1,207,125
Republic of Greece Sr. Notes
4.65% due 04/19/07	EUR	300,000	379,367
Republic of Greece Bonds
5.25% due 05/18/12	EUR	310,000	427,806
Republic of Italy Bonds
5.25% due 12/15/05	EUR	695,000	852,886
Republic of Italy Bonds
5.25% due 11/01/29	EUR	778,000	1,141,618
Republic of Peru Bonds
5.00% due 03/07/07(2)		170,000	161,925
Republic of Peru Guaranteed Global Bonds
9.13% due 02/21/12		305,000	356,850
Republic of Peru Notes
9.88% due 02/06/15		75,000	92,813
Republic of South Africa Bonds
13.00% due 08/31/10	ZAR	4,940,000	911,651
Republic of Turkey Notes
8.00% due 02/14/34		675,000	700,313
Republic of Turkey Notes
9.50% due 01/15/14		130,000	153,400
Republic of Turkey Notes
11.00% due 01/14/13		280,000	353,500
Republic of Turkey Sr. Bonds
11.88% due 01/15/30		1,290,000	1,865,662
Republic of Uruguay Bonds
7.50% due 03/15/15		225,000	220,500
Republic of Venezuela Bonds
8.50% due 10/08/14		300,000	311,550
Republica of Uruguay Bonds
9.25% due 05/17/17		500,000	535,000
Republic of Venezuela Bonds
9.25% due 09/15/27		1,345,000	1,410,233
Russian Federation Debentures
3.00% due 05/14/11		760,000	666,064
Russian Federation Bonds
5.00% due 03/31/07		2,650,000	2,958,460
Russian Federation Bonds
7.50% due 03/31/07*(8)		650,000	728,000
Russian Federation Bonds
8.25% due 03/31/10		1,210,000	1,319,989
Russian Federation Bonds
12.75% due 06/24/28		200,000	361,720
Spanish Government Bonds
5.15% due 07/30/09	EUR	238,000	318,568
Spanish Government Bonds
6.15% due 01/31/13	EUR	694,000	1,024,426
United Kingdom Notes
5.00% due 03/07/08	GBP	535,000	982,428
United Kingdom Treasury Bonds
5.00% due 03/07/12	GBP	690,000	1,299,447
United Mexican States Notes
5.88% due 01/15/14		200,000	208,700
United Mexican States Notes
6.38% due 01/16/13		185,000	198,598
United Mexican States Notes
7.50% due 01/14/12		220,000	249,480
United Mexican States Notes
7.50% due 04/08/33		400,000	459,000
United Mexican States Bonds
8.13% due 12/30/19		445,000	546,237
United Mexican States Bonds
8.30% due 08/15/31		325,000	404,625
United Mexican States, Series A Notes
6.63% due 03/03/15		2,095,000	2,305,547

			49,992,149

Household & Personal Products — 0.0%
Vitro Envases Norteamerica SA Sr. Sec. Notes
10.75% due 07/23/11*		50,000	48,500

Insurance — 0.2%
Fairfax Financial Holdings, Ltd. Notes
8.25% due 10/01/15		275,000	259,875

Leisure & Tourism — 0.1%
Grupo Posadas SA de CV Sr. Notes
8.75% due 10/04/11*		175,000	186,375

Metals & Mining — 0.2%
Alcan, Inc. Sr. Notes
5.75% due 06/01/35		55,000	55,946
Barrick Gold Corp. Bonds
5.80% due 11/15/34		45,000	46,624
Noranda, Inc. Notes
6.20% due 06/15/35		110,000	109,122
Noranda, Inc. Notes
8.38% due 02/15/11		55,000	63,848

			275,540

Pharmaceuticals — 0.8%
Abbott Japan Co. Ltd. Guaranteed Bonds
1.05% due 11/06/08	JPY	76,000,000	700,290
Elan Finance, PLC Sr. Notes
7.27% due 08/15/05*(7)		150,000	128,250
Elan Finance, PLC Sr. Notes
7.75% due 11/15/11*		600,000	513,000

			1,341,540

Retail Stores — 0.2%
Jean Coutu Group PJC, Inc. Sr. Sub. Notes
8.50% due 08/01/14		250,000	246,875
Jostens Holding Corp. Sr. Disc. Notes
10.25% due 12/01/13(8)		190,000	133,950

			380,825

Telecommunications — 0.3%
British Telecommunications, PLC Notes
7.88% due 12/15/05		85,000	86,483
Empresa Brasileira De Telcom Guaranteed Sr. Notes, Series B
11.00% due 12/15/08		16,000	18,200
Intelsat, Bermuda Ltd Sr. Notes
8.63% due 01/15/15*		175,000	184,625
Telecom Italia Capital SA Guaranteed Sr. Notes
4.00% due 01/15/10*		74,000	71,904
Telecom Italia Capital SA Guaranteed Sr. Notes
6.00% due 09/30/34*		111,000	113,322
TELUS Corp. Notes
7.50% due 06/01/07		38,000	40,200

			514,734

Transportation — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Sr. Notes
9.38% due 05/01/12		100,000	104,000

Utilities — 0.1%
AES Chivor Notes
9.75% due 12/30/14*		100,000	106,000
AES Drax Energy, Ltd. Sec. Notes
11.50% due 08/30/10(5)†		725,000	725
Cia de Saneamento Basico do Estado de Sao Paulo Notes
12.00% due 06/20/08*		25,000	28,500

			135,225

Total Foreign Bonds & Notes (cost $56,749,039)			58,744,384

U.S. GOVERNMENT OBLIGATIONS — 14.5%
U.S Treasury Bonds — 3.5%
5.38% due 02/15/31		5,084,000	5,999,120

U.S. Treasury Notes — 11.0%
2.00% due 08/31/05		15,688,000	15,656,750
3.63% due 01/15/10		53,000	52,749
3.88% due 05/15/10		175,000	175,998
4.00% due 02/15/15		1,251,000	1,255,447
4.13% due 05/15/15		1,807,000	1,833,399

			18,974,343

Total U.S. Government Obligations (cost $24,690,680)			24,973,463

U.S. GOVERNMENT AGENCIES — 7.9%
Federal Home Loan Mortgage Corporation — 2.1%
3.75% due 03/03/08		310,000	309,465
4.50% due 02/01/20		292,312	291,205
5.00% due 09/01/18		750,388	759,415
5.00% due 02/01/34		574,999	575,916
5.00% due 05/01/34		355,044	355,494
5.00% due 02/01/35		823,784	824,828
6.00% due 12/01/31		358,387	368,093
6.50% due 05/01/29		14,550	15,113
7.00% due 06/01/29		25,683	27,059
8.50% due 05/01/08		31,201	32,535
10.00% due 05/15/20(3)(4)		32,017	32,001
11.57% due 06/15/21(3)(4)		18,253	358

			3,591,482

Federal National Mortgage Association — 5.7%
0.45% due 10/17/36(2)(3)(4)		3,508,253	45,082
0.55% due 03/17/20(2)(3)(4)		974,771	7,126
0.83% due 06/25/38(2)(3)(4)		2,811,959	122,836
1.32% due 02/25/35(2)(3)(4)		1,667,995	58,977
4.50% due 06/01/19		704,887	702,230
4.50% due 02/01/35		345,875	338,445
4.68% due 04/01/35(7)		691,377	695,186
5.00% due 06/01/19		418,127	423,034
5.00% due 03/01/34		450,920	451,406
5.00% due 11/01/34		698,427	699,180
5.50% due 07/01/19		527,085	541,420
5.50% due 01/01/29		12,731	12,946
5.50% due 06/01/29		199,487	202,843
5.50% due 06/01/34		1,780,726	1,806,128
5.50% due 03/01/35		772,440	783,474
6.00% due 02/01/32		171,046	175,581
6.00% due 05/01/34		34,771	35,660
6.00% due 10/01/34		917,309	940,767
6.00% due 10/01/34		993,907	1,019,324
6.50% due 04/01/34		533,647	552,461
6.50% due 02/01/35		106,836	110,602
7.50% due 01/01/30		20,545	21,964
7.50% due 09/01/30		4,225	4,514
8.00% due 011/01/28		41,494	44,728
8.80% due 01/25/19(4)		58,862	63,959
10.40% due 04/25/19(4)		11,073	11,931
13.00% due 11/15/15		12,024	13,519

			9,885,323

Government National Mortgage Association — 0.1%
7.50% due 07/15/27		31,631	33,953
7.50% due 10/15/27		129,568	139,077

			173,030

Tennessee Valley Authority — 0.1%
4.65% due 06/15/35		105,000	105,183

Total U.S. Government Agencies (cost $13,998,039)			13,755,018

COMMON STOCK — 3.2%
Broadcasting & Media — 0.1%
Charter Communications, Inc.†		150,000	177,000
Ono Finance, PLC(6)(12)†*		100	0

			177,000

Energy Services — 0.2%
Trico Marine Services, Inc.†		20,000	376,000

Entertainment Products — 0.0%
Magna Entertainment Corp.†		7,300	41,172

Leisure & Tourism — 0.2%
Aztar Corp.†		2,200	75,350
Isle Capri Casinos, Inc.†		2,300	60,260
MGM Mirage, Inc.†		4,150	164,257

			299,867

Machinery — 0.1%
NES Rentals Holding, Inc.†		19,435	184,632

Real Estate Investment Trusts — 0.2%
Meristar Hospitality Corp.†		31,820	273,652
National Health Investors, Inc.		3,838	107,732

			381,384

Telecommunications — 2.4%
Alamosa Holdings, Inc.†		24,721	343,622
Dobson Communications Corp.†		270	1,150
IMPSAT Fiber Networks, Inc.†		4,019	22,105
iPCS, Inc.†		59,130	1,906,942
IWO Holdings, Inc.†		50,781	1,815,421

			4,089,240

Total Common Stock (cost $2,956,198)			5,549,295

PREFERRED STOCK — 0.6%
Broadcasting & Media — 0.2%
Paxson Communications Corp. 14.25%(9)		70	451,500

Financial Services — 0.3%
General Electric Capital Corp. 4.50%(10)		16,000	400,800
Merrill Lynch & Co., Inc. 3.65%		4,321	102,192
TCR Holdings, Class B(6)		570	6
TCR Holdings, Class C(6)		314	3
TCR Holdings, Class D(6)		827	8
TCR Holdings, Class E(6)		1,711	17

			503,026

Retail Stores — 0.1%
GNC Corp. 12.00%(9)		100	67,000
Rent-Way, Inc. 8.00%(6)(12)(13)		4	58,426

			125,426

Total Preferred Stock (cost $1,166,759)			1,079,952

RIGHTS† — 0.0%
Government Agencies — 0.0%
United Mexican States VRR- Class D (6)		1,400,000	35,700
United Mexico States VRR- Class E (6)		1,400,000	34,300

			70,000

Total Rights (cost $0)			70,000

WARRANTS† — 0.0%
Broadcasting & Media — 0.0%
Knology Holdings, Inc. Expires 10/15/07 (strike price $0.10) *(6)(12)		1,500	375

Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00) *(6)(12)		150	1
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) (6)(12)		500	0
Leap Wireless, Inc. Expires 04/15/10 (strike price $96.80) *(6)(12)		350	0

			1

Total Warrants (cost $10,031)			376

Total Long-Term Investment Securities (cost $151,170,419)			156,184,921

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposit with State Street Bank & Trust Co. 1.50% due 07/01/05 (cost $3,743,000)		3,743,000	3,743,000

REPURCHASE AGREEMENTS — 1.9%
State Street Bank & Trust Co. Joint Repurchase Agreement Account (14)		353,000	353,000
UBS Securities, LLC Joint Repurchase Agreement Account (14)		3,000,000	3,000,000

			3,353,000

Total Repurchase Agreements (cost $3,353,000)			3,353,000

TOTAL INVESTMENTS — (cost $158,266,419) @		94.9%	163,280,921

Other assets less liabilities		5.1	8,759,253

NET ASSETS—		100.0%	$172,040,174

#	Security represents an investment in an affiliated company
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $9,994,131 representing 5.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States dollars unless otherwise indicated

  AUD - Australian Dollar

  CAD - Canadian Dollar

  COP - Columbian Peso

  DKK - Danish Krone

  EUR - Euro

  GBP - Pound Sterling

  JPY - Japanese Yen

  SEK - Swedish Krona

  ZAR - South African Rand

@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(3)	Interest only
(4)	Collateralized Mortgage Obligation
(5)	Bond in default.
(6)	Fair valued security; see Note 1.
(7)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(8)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(9)	PIK (“Payment in Kind”) Security. Payment made with additional securities in lieu of cash.
(10)	Security is a “step-up” preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2005
(11)	See Note 2 for details of Joint Repurchase Agreement.
(12)	Illiquid Security.
(13)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2005, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	% of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	3	$25,000	$41,733	0.02%

Rent-Way, Inc. 8.00% Preferred Stock	05/19/2004	1	$10,000	$16,693	0.01%

				$58,426	0.03%

(14)	See Note 2 for details of Joint Repurchase Agreement.
(15)	Security is subject to litigation, the outcome of which is still to be determined.
(16)	Company has filed Chapter 11 Bankruptcy.

  VRR — Value Recovery Right

Open Forward Foreign Currency Contracts

	Contract to Deliver		In Exchange For	Delivery Date	Gross Unrealized Appreciation / (Depreciation)
AUD	2,850,000	USD	2,141,490	08/04/2005	$(23,302)
CAD*	2,600,000	USD	2,050,085	08/04/2005	(73,640)
USD*	2,087,213	CAD	2,600,000	08/04/2005	36,511
EUR	4,080,000	USD	5,164,015	08/04/2005	220,683

Net Unrealized Appreciation (Depreciation)					$160,253

*	Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

USD — United States Dollar

Country Allocation #

COUNTRY	PERCENTAGE
United States	58.8%
Brazil	5.7%
Russia	3.5%
Mexico	2.8%
Canada	2.7%
United States	2.2%
Turkey	1.8%
Sweden	1.6%
Argentina	1.5%
United Kingdom	1.5%
Australia	1.2%
Italy	1.2%
Germany	1.1%
Japan	1.0%
Venezuela	1.0%
Spain	0.8%
Ecuador	0.7%
Belgium	0.6%
Denmark	0.5%
Greece	0.5%
South Africa	0.5%
France	0.4%
Ireland	0.4%
Netherlands	0.4%
Peru	0.4%
Uruguay	0.4%
Cayman Island	0.3%
Colombia	0.3%
Luxembourg	0.3%
Czech Republic	0.3%
Bermuda	0.2%
Finland	0.2%
Mexico	0.1%

94.9%

#	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - June 30, 2005

(Unaudited)

Security Description	Principal Amount/ Shares/ Warrants	Value (Note 1)
BONDS & NOTES — 73.0%
Aerospace & Military Technology — 0.3%
DeCrane Aircraft Holdings Guaranteed Sr. Sub. Notes, Series B
12.00% due 09/30/08	$1,700,000	$867,000

Automotive — 2.9%
American Axle & Manufacturing, Inc. Sr. Notes
5.25% due 02/11/14	1,050,000	924,000
Dana Corp. Sr. Notes
5.85% due 01/15/15	1,050,000	924,000
Diamond Triumph Auto Glass, Inc. Guaranteed Sr. Sub. Notes
9.25% due 04/01/08†(5)(7)	820,000	574,000
Exide Corp. Term Loan
10.00% due 03/15/25†(5)(7)	1,650,000	0
Ford Motor Co. Notes
7.45% due 07/16/31	6,800,000	5,676,749
Nationsrent, Inc. Sr. Notes
9.50% due 05/01/15*	900,000	891,000
Navistar International Corp. Sr. Notes
6.25% due 03/01/12*	117,000	112,905
Stanadyne Corp. Sr. Sub. Notes
10.00% due 08/15/14	475,000	448,875

		9,551,529

Broadcasting & Media — 7.6%
Adelphia Communications Corp. Sr. Notes
10.25% due 06/15/11†(1)(2)	825,000	740,438
Affinity Group, Inc. Sr. Sub. Notes
9.00% due 02/15/12	1,825,000	1,847,812
AMC Entertainment, Inc. Senior Subordinated Note
8.00% due 03/01/14	50,000	44,375
Charter Communications Holdings, LLC Sr. Notes
9.63% due 11/15/09	2,525,000	1,887,437
Charter Communications Holdings, LLC Sr. Disc. Notes
9.92% due 04/01/11(4)	3,375,000	2,463,750
Charter Communications Holdings, LLC Sr. Notes
10.00% due 05/15/11	450,000	328,500
Charter Communications Holdings, LLC Sr. Notes
10.25% due 01/15/10	375,000	278,438
Charter Communications Holdings, LLC Sr. Notes
10.75% due 10/01/09	2,075,000	1,602,938
Charter Communications Holdings, LLC Sr. Notes
11.13% due 01/15/11	4,875,000	3,644,062
Coleman Cable, Inc. Sr. Notes
9.88% due 10/01/12*	250,000	222,500
Fisher Communications, Inc. Sr. Notes
8.63% due 09/15/14	1,150,000	1,220,437
Haights Cross Operating Co. Guaranteed Sr. Notes
11.75% due 08/15/11	1,075,000	1,174,438
Insight Communications Co., Inc. Sr. Sub. Disc. Notes
12.25% due 02/15/11(4)	1,975,000	1,979,937
Liberty Media Corp. Notes
5.70% due 05/15/13	925,000	860,345
Paxson Communications Corp. Guaranteed Sr. Sub. Notes
12.25% due 01/15/09(4)	3,150,000	2,945,250
Telex Communications, Inc. Sr. Sec. Notes
11.50% due 10/15/08	300,000	320,250
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
8.75% due 01/15/14	1,050,000	929,250
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
10.00% due 03/01/11(9)	2,300,000	2,185,000

		24,675,157

Building Materials — 0.2%
Dayton Superior Corp. Sr. Sec. Notes
10.75% due 09/15/08	550,000	572,000
Texas Industries, Inc. Sr. Notes
7.25% due 07/15/13*	225,000	230,625

		802,625

Business Services — 1.7%
Davita, Inc. Sr. Sub. Notes
7.25% due 03/15/15*	825,000	847,687
Di Finance/DynCorp International Sr. Sub. Notes
9.50% due 02/15/13*	225,000	209,250
Mobile Mini, Inc. Sr. Notes
9.50% due 07/01/13	575,000	636,094
Monitronics International, Inc. Sr. Sub. Notes
11.75% due 09/01/10	1,450,000	1,508,000
Seitel, Inc. Sr. Notes
11.75% due 07/15/11	1,750,000	1,916,250
Service Corp. International Sr. Notes
6.75% due 04/01/16	400,000	409,000

		5,526,281

Chemicals — 1.6%
BCI US Finance Corp. Sr. Sec. Notes
8.78% due 07/15/05*(3)	700,000	698,250
Equistar Chemicals LP Notes
8.75% due 02/15/09	375,000	394,687
Equistar Chemicals LP Sr. Notes
10.63% due 05/01/11	1,225,000	1,352,094
Huntsman, LLC Sr. Note
11.50% due 07/15/12	82,000	96,145
Phosphate Resource Partners LP Sr. Notes
7.00% due 02/15/08	725,000	760,344
Rockwood Specialties Group Sr. Sub. Notes
7.50% due 11/15/14*	925,000	918,062
Rockwood Specialties Group Sr. Sub. Notes
10.63% due 05/15/11	400,000	441,000
Westlake Chemical Corp. Sr. Notes
8.75% due 07/15/11	471,000	512,213

		5,172,795

Communication Equipment — 0.9%
Rural Cellular Corp. Sr. Sub. Notes
9.63% due 05/15/08	1,325,000	1,278,625
Rural Cellular Corp. Sr. Sub. Notes
9.75% due 01/15/10	1,875,000	1,743,750

		3,022,375

Computers & Business Equipment — 0.2%
Activant Solutions, Inc. Sr. Notes
9.09% due 07/01/05*(3)	550,000	569,250

Electronics — 0.4%
Celestica, Inc. Sr. Sub. Notes
7.63% due 07/01/13	350,000	350,875
Sanmina-SCI Corp. Sr. Sub. Notes
6.75% due 03/01/13*	625,000	596,875
Stats Chippac, Ltd. Sr. Notes
6.75% due 11/15/11	325,000	312,000

		1,259,750

Energy Services — 0.9%
Frontier Oil Corp. Sr. Notes
6.63% due 10/01/11	400,000	412,000
Hanover Compressor Co. Sub. Notes
zero coupon due 03/31/07	300,000	264,000
Oslo Seismic Services, Inc. 1st Mtg. Notes
8.28% due 06/01/11	1,807,797	1,922,849
Pride International, Inc. Sr. Notes
7.38% due 07/15/14	350,000	384,125

		2,982,974

Energy Sources — 4.7%
Belden & Blake Corp. Sec. Notes
8.75% due 07/15/12	450,000	441,000
Chesapeake Energy Corp. Sr. Notes
6.25% due 01/15/18*	1,275,000	1,255,875
Chesapeake Energy Corp. Sr. Notes
6.63% due 01/15/16*	175,000	180,687
Chesapeake Energy Corp. Guaranteed Sr. Notes
7.75% due 01/15/15	150,000	162,000
Citgo Petroleum Corp. Sr. Notes
6.00% due 10/15/11	550,000	548,625
Colorado Interstate Gas Co. Debentures
6.85% due 06/15/37	1,000,000	1,030,709
Encore Acquisition Co. Sr. Sub. Notes
6.00% due 07/15/15*	550,000	539,880
Encore Acquisition Co. Sr. Sub. Notes
6.25% due 04/15/14	300,000	303,750
Encore Acquisition Co. Guaranteed Sr. Notes
8.38% due 06/15/12	550,000	596,750
EXCO Resources, Inc. Guaranteed Notes
7.25% due 01/15/11	475,000	475,000
Mission Energy Holding Co. Sr. Sec. Notes
13.50% due 07/15/08	7,300,000	8,668,750
Roseton Danskammer Guaranteed Pass-Thru Certificates, Series B
7.67% due 11/08/16	1,075,000	1,032,000

		15,235,026

Financial Services — 13.6%
AAC Group Holding Corp. Sr. Notes
10.25% due 10/01/12*(4)	925,000	624,375
Affinity Group, Inc. Sr. Sub. Notes
10.00% due 02/15/15*	950,000	1,011,750
Arch Western Finance, LLC Sr. Notes
6.75% due 07/01/13	900,000	929,250
Borden United States Finance Corp. Sr. Sec. Notes
9.00% due 07/15/14*	800,000	814,000
Chukchansi Economic Development Authority Sr. Notes
14.50% due 06/15/09*	3,225,000	3,942,562
Consolidated Communications Holdings Sr. Notes
9.75% due 04/01/12*	1,400,000	1,466,500
ESI Tractebel Acquisition Corp. Guaranteed Bonds
7.99% due 12/30/11	763,000	811,151
Ford Motor Credit Co. Notes
7.00% due 10/01/13	3,050,000	2,926,411
General Motors Acceptance Corp. Notes
6.75% due 12/01/14	1,295,000	1,158,603
General Motors Acceptance Corp. Notes
6.88% due 08/28/12	2,325,000	2,128,347
General Motors Acceptance Corp. Bonds
8.00% due 11/01/31	10,280,000	9,173,286
H & E Equipment Services, LLC Guaranteed Sr. Sec. Notes
11.13% due 06/15/12	950,000	1,047,375
Hilcorp Finance Co. Sr. Notes
10.50% due 09/01/10*	1,500,000	1,657,500
GCP iPCS, Inc. Notes
14.00% due 07/15/10*†(5)(7)	11,825,000	0
MedCath Holdings Corp. Sr. Notes
9.88% due 07/15/12	1,225,000	1,368,938
Muzak, LLC/ Muzak Finance Corp. Guaranteed Sr. Sub. Notes
9.88% due 03/15/09	525,000	253,313
Nexstar Finance Holdings, LLC Guaranteed Sr. Disc. Notes
11.38% due 04/01/13(4)	2,525,000	1,896,906
NGC Corp. Capital Trust I Guaranteed Sub. Notes, Series B
8.32% due 06/01/27	8,200,000	7,175,000
PCA, LLC Sr. Notes
11.88% due 08/01/09	2,000,000	1,400,000
PX Escrow Corp. Sr. Sub. Disc. Notes
9.63% due 02/01/06(4)	2,175,000	2,109,750
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
11.50% due 06/01/10	1,121,000	1,277,940
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
12.88% due 10/15/08	1,125,000	1,327,500

		44,500,457

Food, Beverage & Tobacco — 2.0%
Le Natures, Inc. Sr. Sub. Notes
10.00% due 06/15/13*	475,000	498,750
North Atlantic Holding Co., Inc. Sr. Disc. Notes
12.25% due 03/01/14(4)	2,050,000	553,500
North Atlantic Trading Co., Inc. Sr. Notes
9.25% due 03/01/12	1,400,000	1,057,000
Stater Brothers Holdings, Inc. Sr. Notes
8.13% due 06/15/12	1,425,000	1,389,375
Wornick Co. Sr. Sec. Notes
10.88% due 07/15/11	3,025,000	3,070,375

		6,569,000

Forest Products — 2.8%
Boise Cascade, LLC Sr. Notes
6.02% due 07/15/05(3)	2,450,000	2,474,500
Caraustar Industries, Inc. Guaranteed Sr. Sub. Notes
9.88% due 04/01/11	300,000	302,250
Constar International, Inc. Sr. Notes
6.64% due 08/15/05*(3)	625,000	596,875
Crown Cork & Seal Co., Inc. Debentures
8.00% due 04/15/23	1,900,000	1,852,500
FiberMark, Inc. Sr. Notes
10.75% due 04/15/11†(1)(2)	750,000	472,500
Pliant Corp. Sr. Sub. Notes
13.00% due 06/01/10	1,725,000	1,397,250
Speciality Paperboard, Inc. Sr. Notes
9.38% due 10/15/06†(1)(2)	3,275,000	2,128,750

		9,224,625

Health Services — 2.1%
Community Health Systems, Inc. Sr. Sub. Note
6.50% due 12/15/12	100,000	101,750
Concentra Operating Corp. Sr. Sub. Notes
9.13% due 06/01/12	375,000	397,500
Genesis Healthcare Corp. Sr. Sub. Notes
8.00% due 10/15/13	475,000	514,188
HCA, Inc. Notes
6.38% due 01/15/15	525,000	544,744
HCA, Inc. Notes
6.75% due 07/15/13	475,000	501,003
Pediatric Services Of America, Inc. Guaranteed Sr. Sub. Notes
10.00% due 04/15/08(5)	200,000	202,000
Psychiatric Solutions, Inc. Sr. Sub. Notes
7.75% due 07/15/15*	433,000	433,000
Psychiatric Solutions, Inc. Guaranteed Sr. Sub. Notes
10.63% due 06/15/13	433,000	480,630
Team Health, Inc. Sr. Sub. Notes
9.00% due 04/01/12	1,300,000	1,352,000
Tenet Healthcare Corp. Sr. Notes
6.50% due 06/01/12	525,000	498,750
Tenet Healthcare Corp. Sr. Notes
9.25% due 02/01/15*	750,000	778,125
Triad Hospitals, Inc. Sr. Sub. Notes
7.00% due 11/15/13	575,000	590,812
US Oncology, Inc. Sr. Sub. Notes
10.75% due 08/15/14	475,000	517,750

		6,912,252

Household & Personal Products — 0.0%
Revlon Consumer Products Corp. Sr. Sub. Notes
8.63% due 02/01/08	125,000	118,438

		118,438

Insurance — 0.3%
Crum & Forster Holdings Corp. Sr. Notes
10.38% due 06/15/13	775,000	840,875

Internet Content — 0.1%
Spheris, Inc. Sr. Sub. Notes
11.00% due 12/15/12*	475,000	460,750

Leisure & Tourism — 8.7%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2
6.82% due 05/23/11	1,650,000	1,571,140
American Airlines, Inc. Pass-Thru Certificates, Series 1991 B1
9.71% due 01/30/07*	533,434	498,761
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-2
6.88% due 07/02/09	2,680,330	2,582,983
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B
7.63% due 01/02/15†(1)	5,437,354	4,548,725
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1
8.71% due 01/02/19	2,715,842	2,823,525
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class C
8.77% due 01/02/11†(1)	574,341	312,131
Atlas Air, Inc. Pass-Thru Certificates Series 2000-1, Class B
9.06% due 07/02/17	1,301,358	1,227,948
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C
6.95% due 08/02/09	664,660	538,775
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1
7.73% due 03/15/11	340,319	249,835
Delta Airlines, Inc. Series 2000 1 Pass Certificate Class 2A
7.57% due 11/18/10	2,350,000	2,210,802
Delta Airlines, Inc. Sr. Notes
9.50% due 11/18/08*	950,000	774,250
Delta Airlines, Inc. Sr. Notes
10.00% due 08/15/08	3,000,000	1,155,000
Eldorado Resorts, LLC Sr. Notes
9.00% due 04/15/14(5)	2,675,000	2,675,000
Hollywood Casino Shreveport Capital Corp. Guaranteed Sr. Sec. Notes
13.00% due 08/01/06†(1)	2,311,000	1,883,465
Riviera Holdings Corp. Guaranteed Sr. Notes
11.00% due 06/15/10#	800,000	884,000
True Temper Sports, Inc. Guaranteed Sr. Sub. Notes
8.38% due 09/15/11	1,400,000	1,298,500
Turning Stone Casino Resort Sr. Notes
9.13% due 12/15/10*	600,000	634,500
Waterford Gaming, LLC Sr. Notes
8.63% due 09/15/12*	1,169,000	1,236,217
Worldspan LP Sr. 2nd Lien Sec. Notes
9.52% due 08/15/05*(5)	1,550,000	1,410,500

		28,516,057

Machinery — 1.0%
Briggs & Stratton Corp. Guaranteed Sr. Notes
8.88% due 03/15/11	475,000	542,688
Dresser Rand Group, Inc. Sr. Sub. Notes
7.38% due 11/01/14*	775,000	806,000
Huntsman Advanced Materials, LLC Sr. Sec. Notes
11.00% due 07/15/10	1,175,000	1,327,750
Park Ohio Industries, Inc. Sr. Sub. Notes
8.38% due 11/15/14*	700,000	624,750
Venture Holdings Co., LLC Guaranteed Sr. Sub. Notes
11.00% due 06/01/07†(1)(2)	550,000	1,375

		3,302,563

Medical Products — 1.2%
CDRV Investors, Inc. Sr. Disc. Notes
9.63% due 01/01/15*	925,000	453,250
Encore Acquisition, Inc. Sr. Sub. Notes
9.75% due 10/01/12	625,000	606,250
Inverness Medical Innovations, Inc. Sr. Sub. Notes
8.75% due 02/15/12	1,400,000	1,389,500
Universal Hospital Services, Inc. Sr. Notes
10.13% due 11/01/11	1,300,000	1,313,000

		3,762,000

Metals & Mining — 1.4%
Allegheny Technologies, Inc. Notes
8.38% due 12/15/11	600,000	621,000
Associated Materials, Inc. Sr. Disc. Notes
11.38% due 03/01/14(4)	1,550,000	984,250
Chaparrel Steel Co. Sr. Notes
10.00% due 07/15/13*	500,000	502,500
CSN Islands IX Corp. Guaranteed Notes
10.00% due 01/15/15*	425,000	459,000
CSN Islands VIII Corp. Guaranteed Sr. Notes
9.75% due 12/16/13*	1,550,000	1,674,000
Renco Metals, Inc. Guaranteed Sr. Notes
11.50% due 07/01/03†(1)(2)(5)(7)(11)	2,150,000	0
Ryerson Tull, Inc. Sr. Notes
8.25% due 12/15/11	275,000	239,250

		4,480,000

Pharmaceuticals — 0.5%
Curative Health Services, Inc. Sr. Notes
10.75% due 05/01/11	1,125,000	843,750
NeighborCare, Inc. Guaranteed Sr. Sub. Notes
6.88% due 11/15/13	800,000	836,000

		1,679,750

Real Estate Investment Trusts — 1.5%
National Health Investors, Inc. Notes
7.30% due 07/16/07	1,120,000	1,162,310
Senior Housing Properties Trust Sr. Notes
8.63% due 01/15/12(9)	1,675,000	1,871,813
Trustreet Properties, Inc. Sr. Notes
7.50% due 04/01/15*	1,925,000	1,968,312

		5,002,435

Restaurants — 0.4%
Sbarro, Inc. Sr. Notes
11.00% due 09/15/09	1,225,000	1,231,125

Retail — 0.5%
Rent-Way, Inc. Sr. Notes
11.88% due 06/15/10	1,500,000	1,680,000

Retail Stores — 1.3%
Alderwoods Group, Inc. Sr. Notes
7.75% due 09/15/12*	425,000	451,031
Ames True Temper, Inc. Sr. Sub. Notes
10.00% due 07/15/12	100,000	80,500
Carriage Services, Inc. Notes
7.88% due 01/15/15*	1,234,000	1,301,870
Collins & Aikman Floor Cover Guaranteed Sr. Notes
9.75% due 02/15/10	480,000	496,800
Saks, Inc. Guaranteed Notes
7.00% due 12/01/13	950,000	950,000
Saks, Inc. Guaranteed Notes
9.88% due 10/01/11	725,000	784,813

		4,065,014

Telecommunications — 6.2%
Alaska Communications Holdings, Inc. Guaranteed Sr. Notes
9.88% due 08/15/11	147,000	155,820
American Cellular Corp., Series B Sr. Notes
10.00% due 08/01/11	4,250,000	4,313,750
Cincinnati Bell, Inc. Sr. Note
7.00% due 02/15/15*	275,000	268,812
Cincinnati Bell, Inc. Notes
7.25% due 06/15/23	225,000	212,625
Cincinnati Bell, Inc. Sr. Sub. Notes
8.38% due 01/15/14*	375,000	384,375
Dobson Communications Corp. Sr. Notes
10.88% due 07/01/10	25,000	24,813
LCI International, Inc. Sr. Notes
7.25% due 06/15/07	10,425,000	10,112,250
Qwest Corp. Debentures
7.13% due 11/15/43	2,150,000	1,816,750
Qwest Corp. Debentures
7.25% due 10/15/35	1,375,000	1,220,312
Triton PCS, Inc. Guaranteed Sr. Notes
8.50% due 06/01/13	250,000	230,625
TSI Telecommunications Services, Inc. Guaranteed Sr. Sub. Notes
12.75% due 02/01/09	300,000	332,625
US West Communications, Inc. Debentures
7.50% due 06/15/23	250,000	230,625
Valor Telecommunications Sr. Notes
7.75% due 02/15/15*	900,000	884,250

		20,187,632

Transportation — 0.6%
Petroleum Helicopters, Inc. Guaranteed Sr. Notes, Series B
9.38% due 05/01/09	275,000	289,438
Progress Rail Services Corp. Sr. Notes
7.75% due 04/01/12*	825,000	837,375
Ultrapetrol Bahamas, Ltd. 1st Mtg. Notes
9.00% due 11/24/14	750,000	663,750

		1,790,563

Utilities — 7.4%
AES Corp. Sr. Sub. Debentures
8.88% due 11/01/27	1,350,000	1,478,250
Cincinnati Bell Telephone Co. Guaranteed Notes
7.18% due 12/15/23	375,000	375,000
Cincinnati Bell Telephone Co. Guaranteed Notes
7.20% due 11/29/23	1,525,000	1,494,500
El Paso Natural Gas Co. Sr. Notes
7.63% due 08/01/10	725,000	765,382
El Paso Natural Gas Co. Debentures
8.63% due 01/15/22	2,125,000	2,478,613
El Paso Production Holding Co. Guaranteed Sr. Notes
7.75% due 06/01/13	3,125,000	3,335,937
Ferrellgas LP Sr. Notes
6.75% due 05/01/14	1,300,000	1,254,500
Mirant Corp. Sr. Notes
7.90% due 07/15/09*†(1)	9,525,000	7,810,500
Pacific Energy Partners LP Sr. Notes
7.13% due 06/15/14	850,000	885,063
Reliant Energy, Inc. Notes
9.50% due 07/15/13	500,000	555,000
Tiverton/Rumford Power Assoc., Ltd. Guaranteed Notes
9.00% due 07/15/18*	1,092,712	901,487
Transcontinental Gas Pipe Line Corp. Sr. Notes
8.88% due 07/15/12	725,000	862,750
Williams Cos, Inc. Notes
7.88% due 09/01/21	1,675,000	1,905,313

		24,102,295

Total Bonds & Notes (cost $233,387,514)		238,090,593

CONVERTIBLE BONDS — 3.6%
Broadcasting & Media — 0.2%
Citadel Broadcasting Corp.
1.88% due 02/15/11	725,000	559,156

Energy Services — 0.1%
Unisorce Energy Corp.
4.50% due 03/01/35*	200,000	202,750

Health Services — 0.2%
Genesis Healthcare Corp.
2.50% due 03/15/25*	675,000	723,094

Leisure & Tourism — 0.8%
Six Flags, Inc.
4.50% due 05/15/15	2,625,000	2,569,219

Pharmaceuticals — 0.1%
Elan Capital Corp.
6.50% due 11/10/08(7)	425,000	501,755

Utilities — 2.2%
Calpine Corp.
4.75% due 11/15/23	9,475,000	6,774,625
Calpine Corp.
7.75% due 06/01/15	400,000	407,000

		7,181,625

Total Convertible Bonds (cost $12,077,068)		11,737,599

FOREIGN BONDS & NOTES — 8.1%
Broadcasting & Media — 1.7%
CF Cable TV, Inc. Sr. Notes
9.13% due 07/15/07	400,000	400,000
Corp. Interamericana De Entretenimiento SA Sr. Notes
8.88% due 06/14/15*	825,000	814,688
Rogers Cable, Inc. Sr. Sec. Notes
5.50% due 03/15/14	425,000	400,562
Rogers Cable, Inc. Sr. Sec. Priority Notes
6.25% due 06/15/13	75,000	74,813
Rogers Cable, Inc. Bonds
8.75% due 05/01/32	450,000	510,750
Telenet Group Holding NV Sr. Disc. Notes
11.50% due 06/15/14*(4)	4,225,000	3,284,937

		5,485,750

Chemicals — 1.1%
Rhodia SA Sr. Sub. Notes
8.88% due 06/01/11	3,575,000	3,440,937

Electronics — 0.2%
Magnachip Semiconductor SA Sr. Sub. Notes
8.00% due 12/15/14*	525,000	504,000

Energy Sources — 1.2%
Calpine Corp. Sec. Notes
8.75% due 07/15/13*	2,910,000	2,153,400
North America Energy Partners, Inc. Sr. Notes
8.75% due 12/01/11	525,000	451,500
North America Energy Partners, Inc. Sr. Notes
9.00% due 05/15/10*	1,300,000	1,313,000

		3,917,900

Forest Products — 0.7%
Abitibi-Consolidated, Inc. Debentures
8.55% due 08/01/10	1,475,000	1,537,687
Abitibi-Consolidated, Inc. Debentures
8.85% due 08/01/30	575,000	550,563
Tembec Industries, Inc. Sr. Notes
8.63% due 06/30/09	425,000	346,375

		2,434,625

Household & Personal Products — 0.1%
Vitro Envases Norteamerica SA Sr. Sec. Notes
10.75% due 07/23/11*	225,000	218,250

Insurance – 0.4%
Fairfax Financial Holdings, Ltd. Notes
8.25% due 10/01/15	1,350,000	1,275,750

Leisure & Tourism — 0.4%
Grupo Posadas SA de CV Sr. Notes
8.75% due 10/04/11*	1,075,000	1,144,875

Metals & Mining — 0.0%
International Utility Structures, Inc. Sr. Sub. Notes
10.75% due 02/01/08†(1)(5)(7)	2,150,000	43,000
Vitro SA de CV Notes
11.75% due 11/01/13*	75,000	62,625

		105,625

Pharmaceuticals — 1.0%
Elan Finance, PLC Sr. Notes
7.27% due 08/15/05*(3)	1,225,000	1,047,375
Elan Finance, PLC Sr. Notes
7.75% due 11/15/11*	2,450,000	2,094,750

		3,142,125

Retail Stores — 0.8%
Jean Coutu Group PJC, Inc. Sr. Sub. Notes
8.50% due 08/01/14	1,725,000	1,703,438
Jostens Holding Corp. Sr. Disc. Notes
10.25% due 12/01/13(4)	1,275,000	898,875

		2,602,313

Telecommunications — 0.0%
Empresa Brasileira De Telcom Guaranteed Sr. Notes, Series B
11.00% due 12/15/08	97,000	110,338

Transportation — 0.2%
Grupo TFM SA de CV Sr. Notes
9.38% due 05/01/12*	775,000	806,000

Utilities — 0.3%
AES Chivor Notes
9.75% due 12/30/14*	875,000	927,500
AES Drax Energy, Ltd. Sec. Notes
11.50% due 08/30/10†(1)	4,460,000	4,460
Cia de Saneamento Basico do Estado de Sao Paulo Notes
12.00% due 06/20/08*	125,000	142,500

		1,074,460

Total Foreign Bonds & Notes (cost $30,583,638)		26,262,948

LOAN AGREEMENT — 0.3%
Household & Personal Products — 0.3%
Vitro Envases Norteamerica SA
9.12% due 02/24/06(7) (cost $998,182)	1,000,000	1,007,500

COMMON STOCK — 10.8%
Broadcasting & Media — 0.4%
Charter Communications, Inc.†	1,000,000	1,180,000
Ono Finance, PLC†(5)(7)	500	0

		1,180,000

Energy Services — 1.0%
Trico Marine Services, Inc.†	168,000	3,158,400

Energy Sources — 0.0%
Tri-Union Development Corp.†(5)(7)	1,061	10
Tribo Petroleum Corp.†(5)(7)	1,800	18

		28

Entertainment Products — 0.1%
Magna Entertainment Corp.†	58,300	328,812

Leisure & Tourism — 0.8%
Aztar Corp.†	18,500	633,625
Capital Gaming International, Inc.† (5)(7)	77	0
Isle Capri Casinos, Inc.†	18,700	489,940
MGM Mirage, Inc.†	34,450	1,363,531

		2,487,096

Machinery — 0.4%
NES Rentals Holding, Inc.†	150,124	1,426,178

Real Estate Investment Trusts — 0.8%
Meristar Hospitality Corp.†	209,550	1,802,130
National Health Investors, Inc.	33,981	953,847

		2,755,977

Telecommunications — 7.3%
Dobson Communications Corp.†	147,082	626,569
iPCS, Inc.†(5)(7)	336,972	10,867,347
IWO Holdings, Inc.†(5)	346,094	12,372,861

		23,866,777

Total Common Stock (cost $19,822,214)		35,203,268

PREFERRED STOCK — 0.9%
Broadcasting & Media — 0.7%
Paxson Communications Corp.14.25%(6)	339	2,186,550

Retail Stores — 0.2%
GNC Corp. 12.00%(6)	725	485,750
Rent-Way, Inc. 8.00%(5)(7)(10)	13	217,010

		702,760

Total Preferred Stock (cost $3,821,263)		2,889,310

WARRANTS† — 0.0%
Broadcasting & Media — 0.0%
Knology Holdings, Inc. Expires 10/15/07 (strike price $0.10)*(5)(7)	4,500	1,125

Business Services — 0.0%
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (strike price $30.05)(5)(7)	1,587	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (strike price $33.04)(5)(7)	1,619	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (strike price $31.58)(5)(7)	1,182	0

		0

Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(5)(7)	2,650	26
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(5)(7)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(5)(7)	2,250	0
Leap Wireless, Inc. Expires 04/15/10 (strike price $96.80)*(5)(7)	1,950	0

		26

Total Warrants (cost $1,333,505)		1,151

Total Long-Term Investment Securities (cost $302,023,384)		315,192,369

REPURCHASE AGREEMENTS — 4.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(8)(9)	676,000	676,000
UBS Securities, LLC Joint Repurchase Agreement(8)(9)	15,000,000	15,000,000

		15,676,000

Total Repurchase Agreements (cost $15,676,000)		15,676,000

TOTAL INVESTMENTS (cost $317,699,384) @	101.4%	330,868,369

Liabilities in excess of other assets	(1.4)	(4,665,366)

NET ASSETS—	100.0%	$326,203,003

BONDS & NOTES SOLD SHORT — (0.6%)
Forest Products — (0.3%)
Ainsworth Lumber Co - Ltd.
6.75% 03/15/14	(1,225,000)	(1,114,750)

Machinery — (0.3%)
United Rentals North America, Inc. Guaranteed Sr. Notes
6.50% due 02/15/12	(875,000)	(860,781)

Total Bonds & Notes Sold Short (cost $(2,047,062))		(1,975,531)

#	Security represents an investment in an affiliated company
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $58,879,669 representing 18.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Bond in default.
(2)	Company has filed Chapter 11 bankruptcy.
(3)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Fair valued security.
(6)	PIK (“Payment-in-Kind”) payment made with additional securities in lieu of cash.
(7)	Illiquid security.
(8)	See Note 2 for details of Joint Repurchase Agreement.
(9)	The security or a portion thereof represents collateral for securities sold short.
(10)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2005, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	% of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	5/29/2003	10	$25,000	$166,931	0.05%

Rent-Way, Inc. 8.00% Preferred Stock	5/14/2004	3	$10,000	$50,079	0.02%

				$217,010	0.07%

(11)	Security is subject to litigation, the outcome of which is still to be determined.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS - June 30, 2005 — (Unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
MUNICIPAL BONDS — 89.8%
Alabama — 6.7%
Jefferson County, Alabama Sewer, Capital Improvement, Series D,
5.25% due 02/01/26(1)	$4,500,000	$5,058,225

Arizona — 2.8%
Phoenix, Arizona Civic Improvement Corp. Wastewater Systems Revenue, Junior Lien,
5.00% due 07/01/28(1)	2,000,000	2,137,260

California — 6.6%
California State, Variable Purpose,
5.50% due 04/01/28	2,500,000	2,809,325
East Bay California Municipal Utility District Water Systems Revenue Subordinated Series A
5.00% due 06/01/29(1)	2,000,000	2,151,960

		4,961,285

Georgia — 1.7%
Georgia Municipal Electric Authority, Power Revenue, Series Y,
6.40% due 01/01/09(1)	60,000	66,915
Georgia Municipal Electric Authority, Power Revenue, Series Y,
6.40% due 01/01/13(1)	85,000	99,769
Rockdale County Georgia Water & Sewage
5.00% due 07/01/15(1)	1,000,000	1,121,020

		1,287,704

Indiana — 5.1%
Indiana Transportation Finance Authority Highway Revenue, Series A,
5.25% due 06/01/26(1)	3,500,000	3,824,870

Massachusetts — 9.9%
Massachusetts State Water Resources Authority, Series A,
5.00% due 08/01/24(1)	3,910,000	4,204,853
University Massachusetts Building Authority Project Revenue, Series 4,
5.25% due 11/01/27(1)	3,000,000	3,279,390

		7,484,243

Michigan — 2.9%
Kent Hospital Finance Authority Michigan Revenue Refunding Spectrum Health Series B
5.00% due 07/15/11	2,000,000	2,165,060

Missouri — 7.5%
Sikeston, Missouri, Electric Revenue,
6.20% due 06/01/10(1)	5,000,000	5,690,050

New Jersey — 5.9%
New Jersey Economic Development Authority, School Facilities Construction, Series C,
5.00% due 06/15/12(1)	4,000,000	4,418,720

New Mexico — 5.1%
New Mexico Finance Authority Transportation, Sr. Lien Series A,
5.25% due 06/15/21(1)	3,500,000	3,873,205

New York — 8.3%
New York St Thruway Authority Second General Highway And Bridge Trust Fund Series A,
5.25% due 04/01/15(1)	2,500,000	2,851,550
New York, New York, Series D,
5.00% due 11/01/28	2,000,000	2,115,900
Niagara Falls, New York Public Improvement, General Obligation,
7.50% due 03/01/13(1)	445,000	563,913
Niagara Falls, New York, Public Improvement, General Obligation,
7.50% due 03/01/14(1)	555,000	718,503

		6,249,866

Ohio — 17.8%
Cincinnati, Ohio City School District, Classroom Facilities Construction & Improvement,
5.00% due 12/01/24(1)	3,000,000	3,214,410
Cuyahoga County, Ohio Revenue, Cleveland Clinic Health Systems, Series A,
5.75% due 01/01/24	2,000,000	2,222,800
Franklin County, Ohio Hospital Revenue, OhioHealth Corp., Series C,
5.25% due 05/15/23	3,000,000	3,235,890
Olentangy Local School District Ohio, School Facilities Construction & Improvement, Series A,
5.25% due 12/01/27(1)	3,250,000	3,541,492
Woodridge, Ohio Local School District, General Obligation,
6.80% due 12/01/14(1)	1,000,000	1,190,720

		13,405,312

South Dakota — 3.2%
South Dakota State Health & Educational Facilities Revenue, McKennan Hospital,
6.25% due 07/01/10(1)	2,120,000	2,406,391

Texas — 2.2%
San Antonio Texas Hotel Occupancy Texas, Unrefunded Capital Appreciation Gonzalez, zero coupon due 08/15/17(1)	2,700,000	1,632,811

		1,632,811

Washington — 4.1%
Washington State Public Power Supply, Refunding Series A,
6.00% due 07/01/06(1)	3,000,000	3,094,200

Total Long-Term Investment Securities (cost $62,706,047)		67,689,202

SHORT-TERM INVESTMENT SECURITIES — 9.7%
Georgia — 0.6%
Municipal Electric Authority Georgia, Project One Subordinated Series C, 2.22% due 07/06/05(1)(2)	450,000	450,000

Idaho — 0.5%
Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, 2.26% due 07/01/05(1)(2)	410,000	410,000

Missouri — 1.1%
Missouri Higher Education Loan, Student Loan Revenue, Series B, 2.35% due 07/06/05(1)(2)	200,000	200,000
Missouri State Health & Educational Facilities Authority, Health Facilities Revenue, Cox Health Systems, 2.30% due 07/01/05(1)(2)	600,000	600,000

		800,000

New York — 2.2%
New York St Local Government Assistance Corporation Refunding Senior Lien Series A-Bv 2.16% due 07/07/05(1)(2)	1,700,000	1,700,000

North Carolina — 1.3%
Guilford County N.C., Series B, 2.30% due 07/07/05(2)	990,000	990,000

South Carolina — 3.7%
Piedmont Municipal Power Agency South Carolina Electric Revenue, Refunding Subseries B-6, 2.30% due 07/06/05(1)(2)	2,800,000	2,800,000

Texas — 0.3%
Brownsville, Texas Utility System Revenue, Series A, 2.27% due 07/06/05(1)(2)	200,000	200,000

Registered Investment Companies — 0.0%
SSGA Tax Free Money Market Fund	16,442	16,442

Total Short-Term Investments Securities (cost $7,366,442)		7,366,442

TOTAL INVESTMENTS — (cost $70,072,489) @	99.5%	75,055,644

Other assets less liabilities	0.5	344,083

NET ASSETS—	100.0%	$75,399,727

@	See Note 4 for cost of investments on a tax basis.
(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $61,500,227 or 81.1% of Net Assets.
(2)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. Senior Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:

As of June 30, 2005, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

Fund	Percentage Interest	Principal Amount
U.S. Governments Securities	19.45%	$19,424,000
GNMA	56.56	56,467,000
Strategic Bond	0.35	353,000
High Yield	0.68	676,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated June 30, 2005, bearing interest at a rate of 2.65% per annum, with principal amount of $99,830,000, repurchase price of $99,837,349, and a maturity date of due July 1, 2005. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	8.13%	08/15/19	$50,470,000	$72,904,874
U.S. Treasury Bond	8.88%	08/15/17	19,480,000	28,927,800

In addition, at June 30, 2005, certain Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

Fund	Percentage Interest	Principal Amount
U.S. Governments Securities	10.00%	$35,000,000
GNMA	33.43	117,000,000
Strategic Bond	0.86	3,000,000
High Yield	4.29	15,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities Corp., dated June 30, 2005, bearing interest at a rate of 2.90% per annum, with a principal amount of $350,000,000, a repurchase price of $350,028,194, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	$50,000,000	81,062,500
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	100,000,000	166,875,000
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	72,953,000	109,064,735

Note 3. Investment Securities Loaned:

During the period ended June 30, 2005, U.S. Government Securities Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

At June 30, 2005 the U.S. Government Securities Fund had $20,325,000 in securities on loan.

Note 4. Transactions with Affiliates:

As disclosed in the investment portfolios, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the three months ended June 30, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2005	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at June 30, 2005
Core Bond	Riviera Holdings Corp.	$3,438	$138,125	$—	$—	$—	$—	$138,125
Strategic Bond	Riviera Holdings Corp.	3,713	149,175	—	—	—	—	149,175
High Yield Bond	Riviera Holdings Corp.	22,000	884,000	—	—	—	—	884,000

Note 5. Federal Income Taxes:

As of June 30, 2005, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Core Bond Fund	U.S. Government Securities Fund	GNMA FUND	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$195,959,778	$221,719,364	$644,194,405	$157,979,014	$317,155,372	$70,074,367

Appreciation	3,310,736	2,537,946	1,753,909	8,650,450	28,720,555	4,993,960
Depreciation	(608,365)	(430,083)	(637,323)	(3,348,543)	(15,007,558)	(12,683)

Unrealized appreciation (depreciation) — net	$2,702,371	$2,107,863	$1,116,586	$5,301,907	$13,712,997	$4,981,277

Note 6. Other Information:

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIG Global Investment Corp. (the “Subadviser”). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser or to their ability to provide their respective services to the Funds. Due to a provision in law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor and the Subadviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2005